Prospectus for MainStay Funds					May 25, 2012

MainStay® Funds
	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
EQUITY FUND
MainStay U.S. Small Cap Fund	MOINX	MOPAX	MOTBX	MOPCX	MOPIX	-	-	-
BLENDED FUND
MainStay Balanced Fund	MBINX	MBNAX	MBNBX	MBACX	MBAIX	MBNRX	MBCRX	MBDRX

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Equity Fund

MainStay U.S. Small Cap Fund	4

Blended Fund

MainStay Balanced Fund	8
More About Investment Strategies and Risks	13
Shareholder Guide	22
Know With Whom You Are Investing	51
Financial Highlights	54

MainStay U.S. Small Cap Fund

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in securities of small-cap companies.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 28 of the Prospectus and in the "Alternative Sales Arrangements" section on page 102 of the Statement of Additional Information.

	Investor Class	Class A	Class B	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	5.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None
Other Expenses	0.56%	0.26%	0.56%	0.56%	0.25%
Total Annual Fund Operating Expenses[3]	1.66%	1.36%	2.41%	2.41%	1.10%

1. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

2. The management fee is as follows: 0.85% on assets up to $1 billion; and 0.80% on assets in excess of $1 billion.

3. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 1.53% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Investor	Class A	Class B		Class C		Class I
	Class		Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 709	$ 681	$ 244	$ 744	$ 244	$ 344	$ 112
3 Years	$ 1,045	$ 957	$ 751	$ 1,051	$ 751	$ 751	$ 350
5 Years	$ 1,403	$ 1,254	$ 1,285	$ 1,485	$ 1,285	$ 1,285	$ 606
10 Years	$ 2,407	$ 2,095	$ 2,561	$ 2,561	$ 2,746	$ 2,746	$ 1,340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in securities of U.S. companies with market capitalizations at the time of investment of $3.5 billion or less and invests primarily in common stocks, securities convertible into common stock, and exchange traded funds ("ETFs") whose underlying securities are issued by small capitalization companies. The Fund may also invest in mid-cap stocks. Securities of U.S. companies are those traded primarily in the U.S. securities markets.

MainStay U.S. Small Cap Fund

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Russell 2500TM Index as its primary benchmark. The Russell 2500TM Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. The Russell 2500TM Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A and B shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Class C shares, first offered on January 2, 2004, include the historical performance of the L Class shares (which were redesignated as Class C shares on

MainStay U.S. Small Cap Fund

January 2, 2004) from December 30, 2002 through January 1, 2004 and the historical performance of the Class I shares through December 29, 2002. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in fees and expenses.

Unadjusted, the performance shown for the newer classes might have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Annual Returns, Class I Shares

(by calendar year 2002-2011)

Best Quarter
2Q/09	38.29%
Worst Quarter
4Q/08	-25.23%

As of March 31, 2012, the Class I shares of the Fund had a year-to-date return of 11.78%.

Average Annual Total Returns (for the periods ended December 31, 2011)

	1 Year	5 Years	10 Years
Return Before Taxes
Investor Class	-8.66%	-2.69%	7.25%
Class A	-8.33%	-2.55%	7.33%
Class B	-8.81%	-2.64%	7.05%
Class C	-5.04%	-2.30%	7.07%
Class I	-2.76%	-1.08%	8.33%
Return After Taxes on Distributions
Class I	-2.76%	-1.65%	7.29%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	-1.79%	-1.05%	6.97%
Russell 2500™ Index (reflects no deductions for fees, expenses, or taxes)	-2.51%	1.24%	6.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investment Management LLC serves as the Fund's Manager. Epoch Investment Partners, Inc. serves as the Fund's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Epoch Investment Partners, Inc.	David Pearl, Executive Vice President & Co-Chief Investment Officer	Since 2009
	Michael Welhoelter, Managing Director	Since 2009
	William Priest, Chief Executive Officer & Co-Chief Investment Officer	Since 2009
	Janet K. Navon, Managing Director	Since 2011
How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-MAINSTAY (624-6782), by mail at MainStay Funds, P.O. Box 8401, Boston, MA 02266-8401

MainStay U.S. Small Cap Fund

or by accessing our website at mainstayinvestments.com. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class, Class B, or Class C shares, $25,000 for Class A shares and $5,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class, Class B and Class C shares. However, for Investor Class, Class B, or Class C shares purchased through AutoInvest, a monthly systematic investment plan, a $500 initial investment minimum ($50 for subsequent purchases) applies. Institutional shareholders in Class I shares have no initial or subsequent investment minimums.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. For additional information about compensation to financial intermediaries, please see the section entitled "Compensation to Financial Intermediary Firms" in the "Shareholder Guide" section starting on page 34 of the Prospectus.

MainStay Balanced Fund

Investment Objective

The Fund seeks total return.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 28 of the Prospectus and in the "Alternative Sales Arrangements" section on page 102 of the Statement of Additional Information.

	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	5.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%
Other Expenses	0.43%	0.24%	0.43%	0.43%	0.24%	0.34%	0.34%	0.34%
Acquired (Underlying) Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.39%	1.20%	2.14%	2.14%	0.95%	1.05%	1.30%	1.55%

1. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

2. The management fee is as follows: 0.70% on assets up to $1 billion; 0.65% on assets from $1 billion to $2 billion; and 0.60% on assets in excess of $2 billion.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Investor	Class A	Class B		Class C		Class I	Class R1	Class R2	Class R3
	Class		Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 684	$ 666	$ 217	$ 717	$ 217	$ 317	$ 97	$ 107	$ 132	$ 158
3 Years	$ 966	$ 910	$ 670	$ 970	$ 670	$ 670	$ 303	$ 334	$ 412	$ 490
5 Years	$ 1,269	$ 1,173	$ 1,149	$ 1,349	$ 1,149	$ 1,149	$ 525	$ 579	$ 713	$ 845
10 Years	$ 2,127	$ 1,925	$ 2,282	$ 2,282	$ 2,472	$ 2,472	$ 1,166	$ 1,283	$ 1,568	$ 1,845

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 221% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests approximately 60% of its assets (net assets plus any borrowings for investment purposes) in stocks and 40% of its assets in fixed-income securities (such as bonds) and cash equivalents. Although this 60/40 ratio may vary, the Fund will always invest at least 25% of its assets in fixed-income securities.

MainStay Balanced Fund

The Fund may invest up to 20% of its net assets in foreign securities, but only in countries the Manager or Subadvisor considers stable and only in securities considered to be of high quality. The Fund may also invest in derivatives, such as futures and options, to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Under normal market conditions, the Manager and Subadvisor will seek to keep the portfolio fully invested rather than taking temporary cash positions with respect to their portions of the Fund's assets. The Manager and Subadvisor will sell a security if it becomes relatively overvalued, if better opportunities are identified, or if they determine that the initial investment expectations are not being met.

Equity Investment Process: Madison Square Investors LLC, the Fund's Subadvisor, manages the equity portion of the Fund. The Subadvisor generally invests in mid-capitalization, value oriented stocks, but may also invest in large capitalization, value oriented stocks. The Subadvisor considers mid-capitalization stocks to be those with a market capitalization that, at the time of investment, are similar to the companies in the Russell Midcap® Index (which ranged from $117.3 million to $20.5 billion as of December 31, 2011), the S&P MidCap 400® Index (which ranged from $444.6 million to $8.0 billion as of December 31, 2011), or a universe selected from the smallest 800 companies of the largest 1,000 companies, ranked by market capitalization. Mid-capitalization stocks are common stocks of mid-size U.S. companies that tend to be well known, and to have a large amount of stock outstanding compared to small-capitalization stocks.

"Value" stocks are stocks that the Subadvisor determines (1) have strong or improving fundamental characteristics and (2) have been overlooked by the marketplace so that they are undervalued or "underpriced" relative to the rest of the Fund's universe.

The Subadvisor's equity security selection process is based upon a quantitative process that ranks stocks based on traditional value measures, earnings quality, and technical factors. The Fund's portfolio of securities is constructed to reflect both return expectation and market segment outlook.

Fixed-Income Investment Process: New York Life Investments, the Fund's Manager, manages the fixed-income portion of the Fund. The Manager invests in U.S. government securities, mortgage-backed securities, asset-backed securities and investment grade bonds issued by U.S. corporations. It selects fixed-income securities based on their credit quality, duration and price. The fixed-income portion of the portfolio has an intermediate term duration that ranges from three to five years.

The Fund's investments may include variable rate notes, floaters and mortgage-related securities (including mortgage-backed) securities, which are debt securities whose values are based on underlying pools of mortgages, and asset-backed securities, which are debt securities whose values are based on underlying pools of credit receivables.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund's Manager and Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income, if the proceeds are reinvested at lower interest rates.

MainStay Balanced Fund

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of several broad-based securities market indices, as well as a composite index. The Fund has selected the Russell Midcap® Value Index as its primary benchmark. The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Fund has selected the Balanced Composite Index as its secondary benchmark. The Balanced Composite Index consists of the Russell Midcap® Value Index and the Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index weighted 60%/40%, respectively. The Fund has selected the Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index as an additional benchmark. The Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index is a market capitalization-weighted index including U.S. government and fixed coupon domestic investment grade corporate bonds.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A, B, R1 and R2 shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Class R3 shares, first offered to the public on April 28, 2006, include the historical performance of Class I shares through April 27, 2006. Performance figures for Class C shares, first offered on January 2, 2004, include the historical performance of the L Class shares (which were redesignated as Class C shares on January 2, 2004) from December 30, 2002 through January 1, 2004 and the historical performance of the Class I shares through December 29, 2002. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

MainStay Balanced Fund

Annual Returns, Class I Shares

(by calendar year 2002-2011)

Best Quarter
2Q/09	13.23%
Worst Quarter
4Q/08	-13.31%

As of March 31, 2012, the Class I shares of the Fund had a year-to-date return of 6.80%.

Average Annual Total Returns (for the periods ended December 31, 2011)

	1 Year	5 Years	10 Years
Return Before Taxes
Investor Class	-3.34%	0.30%	4.65%
Class A	-3.16%	0.42%	4.71%
Class B	-3.46%	0.30%	4.46%
Class C	0.54%	0.67%	4.46%
Class I	2.73%	1.87%	5.66%
Class R1	2.63%	1.77%	5.55%
Class R2	2.37%	1.51%	5.28%
Class R3	2.12%	1.26%	5.03%
Return After Taxes on Distributions
Class I	2.41%	1.23%	4.85%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	1.97%	1.39%	4.62%
Russell Midcap® Value Index (reflects no deductions for fees, expenses, or taxes)	-1.38%	0.04%	7.67%
Balanced Composite Index (reflects no deductions for fees, expenses, or taxes)	1.88%	2.99%	7.13%
Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index (reflects no deductions for fees, expenses, or taxes)	5.88%	5.81%	5.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Management

New York Life Investments serves as the Fund's Manager, oversees the investment portfolio of the Fund, and is responsible for the day-to-day portfolio management of the fixed-income portion of the Fund. Madison Square Investors LLC serves as the Fund's Subadvisor and is responsible for the day-to-day portfolio management of the equity portion of the Fund.

Manager/Subadvisor	Portfolio Managers	Service Date
New York Life Investment Management LLC	Jae S. Yoon, Senior Managing Director	Since 2011
	Thomas J. Girard, Senior Managing Director	Since 2008
	Donald F. Serek, Managing Director	Since February 2012
	George S. Cherpelis, Director	Since February 2012
Madison Square Investors LLC	Harvey J. Fram, Managing Director	Since 2011

MainStay Balanced Fund

How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-MAINSTAY (624-6782), by mail at MainStay Funds, P.O. Box 8401, Boston, MA 02266-8401 or by accessing our website at mainstayinvestments.com. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class, Class B, or Class C shares, $25,000 for Class A shares and $5,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class, Class B and Class C shares. However, for Investor Class, Class B, or Class C shares purchased through AutoInvest, a monthly systematic investment plan, a $500 initial investment minimum ($50 for subsequent purchases) applies. Class R1, Class R2, Class R3 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums.

Tax Information

The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. For additional information about compensation to financial intermediaries, please see the section entitled "Compensation to Financial Intermediary Firms" in the "Shareholder Guide" section starting on page 34 of the Prospectus.

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Information about each Fund's objective, principal investment strategies, investment practices and principal risk factors appears in the relevant summary sections for each Fund at the beginning of this Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to the Funds. Some of the Funds may use the investments/strategies discussed below more than other Funds.

Additional information about the investment practices of the Funds and risks pertinent to these practices is included in the Statement of Additional Information ("SAI"). The following information is provided in alphabetical order and not necessarily in order of importance.

American Depositary Receipts ("ADRs")

The Funds may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a "depositary"), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities. Generally, ADRs are considered to be foreign securities.

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to foreign sovereign entities for new obligations in connection with debt restructurings. They are subject to the risks of foreign securities.

Closed-End Funds

The Funds may invest in shares of closed-end funds. Closed-end funds are investment companies that generally do not continuously offer their shares for sale. Rather, closed-end funds typically trade on a secondary market, such as the New York Stock Exchange (“Exchange”) or the NASDAQ Stock Market, Inc. ("NASDAQ"). Closed-end funds are subject to management risk because the adviser to the closed-end fund may be unsuccessful in meeting the fund's investment objective. Moreover, investments in a closed-end fund generally reflects the risks of the closed-end fund's underlying portfolio securities. Closed-end funds may also trade at a discount or premium to their net asset value ("NAV") and may trade at a larger discount or smaller premium subsequent to purchase by a Fund. Closed-end funds may trade infrequently and with small volume, which may make it difficult for a Fund to buy and sell shares. Closed-end funds are subject to management fees and other expenses that may increase their cost versus the costs of owning the underlying securities. Since closed-end funds trade on exchanges, a Fund may also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.

Convertible Securities

Convertible securities, until converted, have the same general characteristics as debt securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange an investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Debt Securities

Investors buy debt securities primarily to profit through interest payments. Governments, banks and companies raise cash by issuing or selling debt securities to investors. Debt securities may be bought directly from those issuers or in the secondary trading markets. There are many different types of debt securities, including (without limitation) bonds, notes, and debentures.

Some debt securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. Some debt securities do not make regular interest payments, but instead are initially sold at a discount to the principal amount that is to be paid at maturity.

The risks involved with investing in debt securities include (without limitation):

• Credit risk: The purchaser of a debt security lends money to the issuer of that security. If the issuer does not pay back the loan, the holder of the security may experience a loss on its investment.

• Maturity risk: A debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity. Therefore, the NAV of a Fund that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a Fund that holds debt securities with a shorter average maturity.

• Market risk: Like other securities, debt securities are subject to the forces of supply and demand. Low demand may negatively impact the price of a debt security.

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• Interest rate risk: The value of debt securities usually changes when interest rates change. Generally, when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up.

Debt securities rated below investment grade by independent rating agencies, such as Standard & Poor's ("S&P") or Moody's Investor Service, Inc. ("Moody's") are considered to have speculative characteristics and some may be commonly referred to as "junk bonds." Junk bonds entail default and other risks greater than those associated with higher-rated securities.

The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a Fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.

A laddered maturity schedule means a portfolio is structured so that a certain percentage of the securities will mature each year. This helps the Fund manage duration and risk, and attempts to create a more consistent return.

Derivative Transactions

The Funds may enter into derivative transactions, or "derivatives," which may include options, forwards, futures, options on futures and swap agreements. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor is incorrect about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using derivatives, there is a risk that a Fund will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. In the event of the bankruptcy or insolvency of a counterparty, the Fund could experience the loss of some or all of its investment or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Fund may also incur fees and expenses in enforcing its rights. In addition, certain derivative transactions can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses. As investment companies registered with the Securities and Exchange Commission ("SEC"), the Funds must maintain reserves of liquid assets to "cover" obligations with respect to certain kinds of derivative instruments.

Emerging Markets

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit a Fund's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for

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compensation. In addition, communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Equity Securities

Certain Funds may invest in equity securities for capital appreciation or other reasons. Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Fund buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on domestic stock exchanges, foreign stock exchanges, or in the over-the-counter market. There are many different types of equity securities, including (without limitation) common stocks, preferred stocks, ADRs, and real estate investment trusts.

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

• Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

• Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

• Security selection: A portfolio manager may not be able to consistently select equity securities that appreciate in value, or anticipate changes that can adversely affect the value of a Fund's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

Exchange Traded Funds (“ETFs”)

To the extent a Fund may invest in securities of other investment companies, the Fund may invest in shares of ETFs. ETFs are investment companies that trade like stocks. Like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. The level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on the Fund's investment in ETFs. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. A Fund may from time to time invest in ETFs, primarily as a means of gaining exposure for the portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Fund.

Floating Rate Loans

Floating rate loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk and risk found with high-yield securities.

Floating rate loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-quality loans (those of less than investment grade quality) involve greater risk of default on interest and principal payments than higher quality loans. In the event that a non-payment occurs, the value of that obligation likely will decline. In turn, the NAV of a Fund's shares also will decline. Generally, the lower the rating category, the more risky the investment.

Although the floating rate loans in which a Fund invests are generally speculative, they are generally subject to less credit risk than debt securities rated below investment grade, as they have features that such debt securities generally do not have. They are typically senior obligations of the borrower or issuer, are typically secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security holders that invest in them. Floating rate loans are usually issued in connection with a financing or corporate action (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, floating rate loans are part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates.

A Fund will typically purchase loans via assignment, which makes the Fund a direct lender. However, a Fund may also invest in floating rate loans by purchasing a participation interest. See "Loan Participation Interests."

A Fund also may be in possession of material non-public information about a borrower as a result of its ownership of a floating rate instrument of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a Fund might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Foreign Securities

Generally, foreign securities are issued by companies organized outside the U.S. and are traded primarily in markets outside the U.S. Generally, foreign debt securities are issued by companies organized outside the U.S., but may be traded on bond markets or over-the-

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counter markets in the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems. See “Emerging Markets” above.

Many of the foreign securities in which the Funds invest will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds’ assets. However, a Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques" below.

Futures Transactions

A Fund may purchase and sell single stock futures or stock index futures to hedge the equity portion of its investment portfolio with regard to market (systemic) risk or to gain market exposure to that portion of the market represented by the futures contracts. A Fund may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on the Fund's ability to invest in foreign currencies, each Fund may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. Subject to compliance with applicable rules and restrictions, the Funds also may enter into futures contracts traded on foreign futures exchanges.

A Fund may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Fund's securities. A Fund may also enter into such futures contracts for other appropriate risk management, income enhancement and investment purposes.

There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract. If no liquid market exists, a Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's securities being hedged, even if the hedging vehicle closely correlates with the Fund's investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, a Fund will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.

Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs")

To the extent a Fund may invest in foreign securities, a Fund may invest in GDRs and EDRs. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs and EDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Growth Stocks

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth. Such "growth stocks" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities

High-yield securities (commonly referred to as "junk bonds") are typically rated below investment grade by one or more independent rating agencies, such as S&P or Moody’s, or, if not rated, are determined to be of equivalent quality by the Manager or Subadvisor and are sometimes considered speculative.

Investments in high-yield securities or junk bonds involve special risks in addition to the risks associated with investments in higher rated securities. High-yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated securities.

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In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Illiquid and Restricted Securities

A Fund's investments may include illiquid securities or restricted securities. The principal risk of investing in illiquid and restricted securities is that they may be difficult to sell.

Securities and other investments purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a Fund's portfolio become illiquid, a Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the Funds' Boards. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a Fund's NAV. For more information on fair valuation, please see "Fair Valuation and Portfolio Holdings Disclosure."

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws.

Initial Public Offerings ("IPOs")

Certain Funds may invest in securities that are made available in IPOs. IPO securities may be volatile, and the Funds cannot predict whether investments in IPOs will be successful. As a Fund grows in size, the positive effect of IPO investments on the Fund may decrease.

Investment Policies and Objectives

Certain of the Funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”), each of these Funds has adopted a policy that it will, under normal circumstances invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that Fund’s Principal Investment Strategies section. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. A Fund’s policy to invest at least 80% of its assets in such a manner is “non-fundamental,” which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The MainStay Funds have adopted a policy to provide a Fund's shareholders with at least 60 days' prior notice of any change in this non-fundamental policy.

When the discussion states that a Fund invests "primarily" in a certain type or style of investment, this means that under normal circumstances the Fund will invest at least 65% of its assets, as described above, in that type or style of investment. Each Fund’s investment objective is non-fundamental and may be changed without shareholder vote.

A Fund may invest its net assets in ETFs whose underlying securities are similar to those in which the Fund may invest directly, and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the 1940 Act).

Large Transaction Risks

From time to time, the Funds may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on a Fund's performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund's transaction costs. The Funds have adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.

Lending of Portfolio Securities

Although not considered to be a principal investment strategy at this time, all of the Funds may lend their portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Funds' Boards. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the

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borrower fail financially. In determining whether to lend securities, the Manager, the Subadvisors, or its/their agents, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Liquidity

Certain of the Underlying Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing an Underlying Fund from selling these illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Loan Participation Interests

Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders or other holders of Participations. There are three types of Participations which a Fund may purchase. A Participation in a novation of a corporate loan involves a Fund assuming all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, a Fund may purchase a Participation in an assignment of all or a portion of a lender's interest in a corporate loan, in which case a Fund may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the underlying corporate loan. Third, a Fund may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which case, a Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. The Fund must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Fund may incur additional credit risk, however, when it is in the position of Participant rather than co-lender because the Fund must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Fund and the co-lender.

Mid-Cap and Small-Cap Stocks

The general risks associated with equity securities and liquidity risk are particularly pronounced for stocks of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Stocks of mid-capitalization and small-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Generally, the smaller the company, the greater these risks become.

Mortgage Dollar Roll Transactions

In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a set price at a later date.

Mortgage-Related and Asset-Backed Securities

Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose values are based on underlying pools of loans or other assets that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The Manager's or Subadvisors' ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment. On the other hand, if interest rates rise, there may be fewer repayments, which would cause the average bond maturity to rise and increase the potential for a Fund to lose money.

Municipal Bonds

Municipal bonds are bonds issued by, or on behalf of, the District of Columbia, the states, the territories, commonwealths and possessions of the United States and their political subdivisions, and agencies, authorities and instrumentalities.

A Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund's exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.

To be tax exempt, municipal bonds must meet certain regulatory requirements. If a municipal bond fails to meet such requirements, the interest received by the Fund from its investment in such bonds and distributed to shareholders may be taxable. It is possible that interest on a municipal bond may be declared taxable after the issuance of the bond, and this determination may apply retroactively to the date of the issuance of the bond, which could cause a portion of prior distributions made by the Fund to be taxable to shareholders in the year of receipt.

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Options

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option. If a Fund's Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.

Other Investment Companies

A Fund may invest in other investment companies, including open-end funds, closed-end funds, and ETFs.

A Fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The Fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the Fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the Fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. In addition, because closed-end funds and ETFs trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Fund does during the year. Due to their trading strategies, certain Funds may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in the relevant summary sections for each Fund and the Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. A Fund with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you'll pay taxes, even if you don't sell any shares by year-end).

Real Estate Investment Trusts ("REITs")

The Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

Risk Management Techniques

Various techniques can be used to increase or decrease a Fund’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Fund's portfolio of investments. For example, to gain exposure to a particular market, a Fund may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Short Sales

If a security sold short increases in price, a Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A Fund may have substantial short positions and may borrow those securities to make delivery to the buyer. A Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

When borrowing a security for delivery to a buyer, a Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. A Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when a Fund is unable to borrow the same security for delivery. In that case, the

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Fund would need to purchase a replacement security at the then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security.

Until a Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, a Fund must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

By investing the proceeds received from selling securities short, a Fund is employing a form of leverage, which creates special risks. The use of leverage may increase a Fund's exposure to long equity positions and make any change in the Fund's NAV greater than without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the Fund's leveraging strategy will be successful. A Fund cannot guarantee that the use of leverage will produce a higher return on an investment.

Swap Agreements

The Funds may enter into swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return. In a typical swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular investments or instruments. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors.

Whether the use of swap agreements will be successful will depend on whether the Manager or Subadvisor correctly predicts movements in the value of particular securities, interest rates, indices and currency exchange rates. In addition, swap agreements entail the risk that a party will default on its payment obligations to the Fund. For example, credit default swaps can result in losses if the Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Such instruments are not afforded the same protections as may apply to participants trading futures or options on organized exchanges, such as the performance guarantee of an exchange clearinghouse. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. There is a risk that the other party could go bankrupt and the Fund would lose the value of the security it should have received in the swap. For additional information on swaps, see "Derivative Transactions" above. Also, see the "Tax Information" section in the SAI for information regarding the tax considerations relating to swap agreements.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, each Fund may invest outside the scope of its principal investment strategies. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective. Under such conditions, each Fund may also invest without limit in cash, money market securities or other investments.

To-Be-Announced ("TBA") Securities

In a TBA securities transaction, a seller agrees to deliver a security to a Fund at a future date. However, the seller does not specify the particular security to be delivered. Instead, a Fund agrees to accept any security that meets specified terms.

There can be no assurance that a security purchased on a TBA basis will be delivered by the counterparty. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Fund to purchase the securities. A Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

Value Stocks

The Funds may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value stocks" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value stocks is that they may never reach what the Fund's portfolio manager believes is their full value or that they may go down in value. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's stocks may decline or may not approach the value that the portfolio manager anticipates.

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued or forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to the Fund. There is a risk that the security could be worth less when it is issued than the price the Fund agreed to pay when it made the commitment. Similarly, a Fund may commit to

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purchase a security at a future date at a price determined at the time of the commitment. The same procedure and risks exist for forward commitments as for when-issued securities.

Yankee Debt Securities

Yankee debt securities are dollar-denominated securities of foreign issuers that are traded in the U.S.

Zero Coupon and Payment-in-Kind Bonds

One or more of the Funds may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. Certain Funds may also invest in payment-in-kind bonds. Payment-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a fair value equal to the amount of the coupon payment that would have been made. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Funds on a current basis but is, in effect, compounded, the value of this type of security is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

Zero coupon bonds and payment-in-kind bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Fund must accrue and distribute every year even though the Fund receives no payment on the investment in that year. Therefore, these investments tend to be more volatile than securities which pay interest periodically and in cash.

In addition, there may be special tax considerations associated with investing in high-yield/high-risk bonds structured as zero coupon or payment-in-kind securities. Interest on these securities is recorded annually as income even though no cash interest is received until the security's maturity or payment date. As a result, the amounts that have accrued each year are required to be distributed to shareholders and such amounts will be taxable to shareholders. Additionally, a Fund may have to sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

Shareholder Guide

The following pages are intended to provide information regarding how to buy and sell shares of the MainStay Funds and to help you understand the costs associated with buying, holding and selling your MainStay Fund investments. Not all of the MainStay Funds discussed below are offered in this Prospectus. Furthermore, certain share classes are not available for all MainStay Funds or to all investors.

For additional details regarding the information described in this Shareholder Guide or if you have any questions, please contact your financial adviser or the MainStay Funds by calling toll-free 800-MAINSTAY (624-6782) or by visiting the website at mainstayinvestments.com.

Please note that shares of the MainStay Funds are generally not available for purchase by foreign investors.

The MainStay Funds reserve the right to: (i) pay dividends from net investment income and distributions from net capital gains in a check mailed to any investor who becomes a non-U.S. resident; and (ii) to redeem shares and close the account of an investor who becomes a non-U.S. resident.

SIMPLE IRA Plan accounts and certain other retirement plan accounts may not be eligible to invest in certain MainStay Funds, and may only be eligible to hold Investor Class shares.

The following terms are used in this Shareholder Guide:

• "MainStay Asset Allocation Funds" collectively refers to the MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund and MainStay Growth Allocation Fund.

• "MainStay Blended Funds" collectively refers to the MainStay Balanced Fund, MainStay Convertible Fund and MainStay Income Builder Fund.

• "MainStay Epoch Funds" collectively refers to the MainStay Epoch U.S. Equity Fund, MainStay Epoch Global Choice Fund, MainStay Epoch Global Equity Yield Fund and MainStay Epoch International Small Cap Fund.

• "MainStay Equity Funds" collectively refers to the MainStay 130/30 Core Fund, MainStay 130/30 International Fund, MainStay Common Stock Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Fund, MainStay Epoch Global Choice Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Small Cap Fund, MainStay Growth Equity Fund, MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund, MainStay ICAP Global Fund, MainStay ICAP International Fund, MainStay International Equity Fund, MainStay Large Cap Growth Fund, MainStay MAP Fund, MainStay S&P 500 Index Fund and MainStay U.S. Small Cap Fund.

• "MainStay Income Funds" collectively refers to the MainStay Balanced Fund, MainStay Convertible Fund, MainStay Flexible Bond Opportunities Fund, MainStay Floating Rate Fund, MainStay Global High Income Fund, MainStay Government Fund, MainStay High Yield Corporate Bond Fund, MainStay High Yield Municipal Bond Fund, MainStay High Yield Opportunities Fund, MainStay Income Builder Fund, MainStay Indexed Bond Fund, MainStay Intermediate Term Bond Fund, MainStay Money Market Fund, MainStay New York Tax Free Opportunities Fund, MainStay Principal Preservation Fund, MainStay Short Term Bond Fund and MainStay Tax Free Bond Fund.

• "MainStay International Equity Funds" collectively refers to the MainStay 130/30 International Fund, MainStay Epoch Global Choice Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Small Cap Fund, MainStay ICAP Global Fund, MainStay ICAP International Fund and MainStay International Equity Fund.

• "MainStay Money Market Funds" collectively refers to the MainStay Money Market Fund and MainStay Principal Preservation Fund.

• "MainStay Retirement Funds" collectively refers to the MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund.

• The Board of Trustees of MainStay Funds Trust, the Board of Trustees of The MainStay Funds, and the Board of Directors of Eclipse Funds Inc. are collectively referred to as the "Board."

• The Investment Company Act of 1940, as amended, is referred to as the "1940 Act."

• New York Life Investment Management LLC is referred to as the "Manager" or "New York Life Investments."

• New York Life Insurance Company is referred to as "New York Life."

• NYLIM Service Company LLC is referred to as the "Transfer Agent" or "NYLIM Service Company."

• NYLIFE Distributors LLC, the MainStay Funds’ principal underwriter and distributor, is referred to as the "Distributor" or "NYLIFE Distributors."

• The New York Stock Exchange is referred to as the "Exchange."

Shareholder Guide

• Net asset value is referred to as "NAV."

• The Securities and Exchange Commission is referred to as the "SEC."

• Automated Clearing House is referred to as “ACH.”

BEFORE YOU INVEST — DECIDING WHICH CLASS OF SHARES TO BUY

The MainStay Funds offer Investor Class, and Class A, B, C, I, R1, R2 and R3 shares, as applicable. Each share class of a MainStay Fund represents an interest in the same portfolio of securities, has the same rights and is identical in all respects to the other classes, except that, to the extent applicable, each class also bears its own service and distribution expenses and may bear incremental transfer agency costs resulting from its sales arrangements. In addition, each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon how you wish to purchase shares of a MainStay Fund and the MainStay Fund in which you wish to invest, the share classes available to you may vary.

The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Important factors to consider include:

• how much you plan to invest;

• how long you plan to hold your shares;

• total expenses associated with each class of shares; and

• whether you qualify for any reduction or waiver of sales charge.

As with any business, running a mutual fund involves costs. There are regular operating costs, such as investment advisory fees, marketing and distribution expenses, and custodial, transfer agency, legal and accounting fees, among others. These operating costs are typically paid from the assets of a MainStay Fund, and thus, all investors in the MainStay Funds indirectly share the costs. The expenses for each MainStay Fund are presented in the respective Prospectuses in the tables entitled, "Fees and Expenses of the Fund," under the heading, "Annual Fund Operating Expenses." As the fee tables show, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, such as distribution and/or service (12b-1) fees, the fees payable for transfer agency services or certain other expenses, the costs may be allocated differently among the share classes.

In addition to the direct expenses that a MainStay Fund bears, MainStay Fund shareholders indirectly bear the expenses of the other funds in which the MainStay Fund invests ("Underlying Funds"), where applicable. The tables entitled "Fees and Expenses of the Fund" reflect a MainStay Fund's estimated indirect expenses from investing in Underlying Funds based on the allocation of the MainStay Fund's assets among the Underlying Funds during the MainStay Fund's most recent fiscal year. These expenses may be higher or lower over time depending on the actual investments of the MainStay Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

In some cases, the Total Annual Fund Operating Expenses reflected in the tables entitled "Fees and Expenses of the Fund" may differ in part from the amounts shown in the Financial Highlights section of the applicable Prospectuses, which reflect only the operating expenses of a MainStay Fund for its prior fiscal year and do not include the MainStay Fund's share of the fees and expenses of any Underlying Fund.

Most significant among the class-specific costs are:

• Distribution and/or Service (12b-1) Fee—named after the SEC rule that permits their payment, 12b-1 fees are paid by a class of shares to reimburse the Distributor for distribution and/or shareholder services such as marketing and selling MainStay Fund shares, compensating brokers and others who sell MainStay Fund shares, advertising, printing and mailing of prospectuses, responding to shareholder inquiries, etc.

• Shareholder Service Fee—this fee covers certain services provided to retirement plans investing in Class R1, Class R2 and Class R3 shares that are not included under a MainStay Fund's 12b-1 plan, such as certain account establishment and maintenance, order processing, and communication services.

An important point to keep in mind about 12b-1 fees and shareholder service fees is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid. See "Information on Fees" in this section for more information about these fees.

In addition to regular operating costs, there are costs associated with an individual investor's transactions and account, such as the compensation paid to your financial adviser for helping you with your investment decisions. The MainStay Funds typically cover such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption. These charges and fees for each MainStay Fund are presented earlier in the respective Prospectuses in the tables entitled, "Fees and Expenses of the Fund," under the heading, "Shareholder Fees." Such charges and fees include:

• Initial Sales Charge—also known as a "front-end sales load," refers to a charge that is deducted from your initial investment in Investor Class and Class A shares and is used to compensate the Distributor and/or your financial adviser for their efforts and

Shareholder Guide

assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the amount available to purchase MainStay Fund shares.

• Contingent Deferred Sales Charge—also known as a "CDSC" or "back-end sales load," refers to a sales load that is deducted from the proceeds when you redeem MainStay Fund shares (that is, sell shares back to the MainStay Fund). The amount of CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of purchase, the Distributor typically pays your financial adviser a commission up-front. In part to compensate the Distributor for this expense over time, you will pay a higher ongoing 12b-1 fee. Over time, these fees may cost you more than paying an initial sales charge.

Distribution and/or service (12b-1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail in this Shareholder Guide. Investor Class, Class A, Class B and Class C shares of the MainStay Money Market Fund are sold with no initial sales charge or CDSC and have no annual 12b-1 fees. The following table gives you a summary of the differences among share classes with respect to such fees and other important factors:

Summary of Important Differences Among Share Classes

	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
Initial sales charge	Yes	Yes	None	None	None	None	None	None
Contingent deferred sales charge	None[1]	None[1]	Sliding scale during the first six years after purchase[2]	1% on sale of shares held for one year or less	None	None	None	None
Ongoing distribution and/or service (12b-1) fees	0.25%	0.25%	0.75%[3] distribution and 0.25% service (1.00% total)[4]	0.75%[3] distribution and 0.25% service (1.00% total) [4]	None	None	0.25%	0.25% distribution and 0.25% service (0.50% total)
Shareholder service fee	None	None	None	None	None	0.10%	0.10%	0.10%
Conversion feature	Yes[5]	Yes[5]	Yes[5]	Yes[5]	Yes[5]	No	No	No
Purchase maximum[6]	None	None	$100,000	$1,000,000[7]	None	None	None	None

1. A CDSC of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge. No sales charge applies on investments of $1 million or more ($500,000 with respect to MainStay Floating Rate Fund, MainStay High Yield Municipal Bond Fund, MainStay New York Tax Free Opportunities Fund and MainStay Tax Free Bond Fund). The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares" below.

2. The CDSC period for MainStay Floating Rate Fund is a sliding scale during the first four years after purchase.

3. 0.25% for MainStay New York Tax Free Opportunities Fund and MainStay Tax Free Bond Fund.

4. 0.50% for MainStay New York Tax Free Opportunities Fund and MainStay Tax Free Bond Fund.

5. See the sections discussing Share Class Considerations and the section entitled "Buying, Selling, Converting and Exchanging Fund Shares—Conversions Between Share Classes" for more information on the voluntary and/or automatic conversions that apply to each share class.

6. Per transaction. Does not apply to purchases by certain retirement plans.

7. $500,000 for MainStay Floating Rate Fund, MainStay High Yield Municipal Bond Fund, MainStay New York Tax Free Opportunities Fund and MainStay Tax Free Bond Fund.

The following discussion is not intended to be investment advice or a recommendation because each investor's financial situation and considerations are different. Additionally, certain MainStay Funds have sales charge and expense structures that may alter your analysis as to which share class is most appropriate for your needs. This analysis can best be made by discussing your situation and the factors mentioned above with your financial adviser. Generally, however, Investor Class shares or Class A shares are more economical if you intend to invest larger amounts and hold your shares long-term (more than six years, for most MainStay Funds). Class C shares may be more economical if you intend to hold your shares for a shorter term (six years or less, for most MainStay Funds). Class I shares are the most economical, regardless of amount invested or intended holding period, but are offered only to certain institutional investors or through certain financial intermediary accounts. Class R1, R2 and R3 shares are available only to certain employer-sponsored retirement plans.

If the share class that is most economical for you, given your individual financial circumstances and goals, is not offered through your financial intermediary and you are otherwise eligible to invest in that share class, you can open an account and invest directly in the MainStay Funds by submitting an application. Please see the section entitled “How to Open Your Account” in this Shareholder Guide and the Statement of Additional Information (“SAI”) for details.

Investor Class Share Considerations

• Your Investor Class shares may convert automatically to Class A shares. Investor Class share balances are examined Fund-by-Fund on a quarterly basis. If, at that time, the value of your Investor Class shares in any one MainStay Fund equals or exceeds $25,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay’s systematic withdrawal plan or systematic exchange program), whether by shareholder action or change in market value, or if you have otherwise become eligible to invest in Class A shares, your Investor Class shares of that MainStay Fund will be automatically

Shareholder Guide

converted into Class A shares. Eligible Investor Class shares may also convert upon request. Please note that, in most cases, you may not aggregate your holdings of Investor Class shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) to qualify for this conversion feature. Certain holders of Investor Class shares are not subject to this automatic conversion feature. For more information, please see the SAI.

• Please also note that if your account balance falls below $25,000 ($15,000 for investors that meet certain asset thresholds), whether by shareholder action or change in market value, after conversion to Class A shares or you otherwise no longer qualify to hold Class A shares, your account may be converted automatically to Investor Class shares. Please see "Class A Share Considerations" for more details.

• Investor Class shares generally have higher expenses than Class A shares. By maintaining your account balance in a MainStay Fund at or above $25,000 ($15,000 for investors that meet certain asset thresholds), you will continue to be eligible to hold Class A shares of the MainStay Fund. If the value of your account is below this amount, you may consider increasing your account balance to meet this minimum to qualify for Class A shares. In addition, if you have accounts with multiple MainStay Funds whose values aggregate to at least $25,000 ($15,000 for investors that meet certain asset thresholds), you may consider consolidating your accounts into a MainStay Asset Allocation Fund account to qualify for Class A shares, if such action is consistent with your investment program.

• Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.

• When you invest in Investor Class shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment. Please see "Information on Sales Charges" for more information. We also describe below how you may reduce or eliminate the initial sales charge. Please see "Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares" for more information.

• Since some of your investment goes to pay an up-front sales charge when you purchase Investor Class shares, you will purchase fewer shares than you would with the same investment in other share classes. However, the net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with such class. Likewise, the NAV of the Class B and Class C shares generally will be reduced by such class specific expenses (to the extent a Fund has undistributed net income) and investment performance of Class B and Class C shares will be lower than that of Investor Class shares. You're usually better off purchasing Investor Class shares rather than Class B or Class C shares and paying an up-front sales charge if you:

— plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class B and Class C shares may eventually exceed the cost of the up-front sales charge; or

— qualify for a reduced or waived sales charge.

Class A Share Considerations

• Generally, Class A shares have a minimum initial investment amount of $25,000 per MainStay Fund. Class A share balances are examined Fund-by-Fund on a semi-annual basis. If at that time the value of your Class A shares in any one MainStay Fund is less than $25,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay's systematic withdrawal plan or systematic exchange program, and $15,000 in the case of investors with $100,000 or more invested in the MainStay Funds combined, regardless of share class), whether by shareholder action or change in market value, or if you are otherwise no longer eligible to hold Class A shares, your Class A shares of that MainStay Fund will be converted automatically into Investor Class shares. Please note that you may not aggregate holdings of Class A shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) in order to avoid this conversion feature.

Please note that if you qualify for the $15,000 minimum initial investment, you must maintain aggregate investments of $100,000 or more in the MainStay Funds, regardless of share class, and an account balance at or above $15,000 per MainStay Fund to avoid having your account automatically convert into Investor Class shares. Certain holders of Class A shares are not subject to this automatic conversion feature. For more information, please see the SAI.

• Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.

• When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see "Information

Shareholder Guide

on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares").

• Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you will purchase fewer shares than you would with the same investment in other share classes. However, the net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with such class. Likewise, the NAV of the Class B and Class C shares generally will be reduced by such class specific expenses (to the extent a Fund has undistributed net income) and investment performance of Class B and Class C shares will be lower than that of Class A shares. You're usually better off purchasing Class A shares rather than Class B or Class C shares and paying an up-front sales charge if you:

— plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class B and Class C shares may eventually exceed the cost of the up-front sales charge; or

— qualify for a reduced or waived sales charge.

Class B Share Considerations

• You pay no initial sales charge on an investment in Class B shares. However, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment. Over time these fees may cost you more than paying an initial sales charge on Investor Class or Class A shares. Consequently, it is important that you consider your investment goals and the length of time you intend to hold your shares when comparing your share class options.

• You should consult with your financial adviser to assess your intended purchase in light of your particular circumstances.

• The MainStay Funds will generally not accept a purchase order for Class B shares in the amount of $100,000 or more.

• In most circumstances, you will pay a CDSC if you sell Class B shares within six years (four years with respect to MainStay Floating Rate Fund) of buying them (see "Information on Sales Charges"). There are exceptions, which are described in the SAI.

• Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on an investment.

• If you intend to hold your shares less than six years (four years with respect to MainStay Floating Rate Fund), Class C shares will generally be more economical than Class B shares of most MainStay Funds.

• When you sell Class B shares, to minimize your sales charges, MainStay Funds first redeems the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

• Class B shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years (four years with respect to MainStay Floating Rate Fund) after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets (or from 0.50% to 0.25% with respect to MainStay Tax Free Bond Fund).

• Share class conversions are based on the NAVs of the two classes, and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert proportionately with the shares that are converting.

Class C Share Considerations

• You pay no initial sales charge on an investment in Class C shares. However, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment.

• In most circumstances, you will pay a 1.00% CDSC if you redeem shares held for one year or less.

• When you sell Class C shares of a MainStay Fund, to minimize your sales charges, MainStay Funds first redeems the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

• Unlike Class B shares, Class C shares do not automatically convert to Investor Class or Class A shares. As a result, long-term Class C shareholders will pay higher ongoing distribution and/or service (12b-1) fees over the life of their investment.

• The MainStay Funds will generally not accept a purchase order for Class C shares in the amount of $1,000,000 or more ($500,000 with respect to MainStay Floating Rate Fund, MainStay High Yield Municipal Bond Fund, MainStay New York Tax Free Opportunities Fund and MainStay Tax Free Bond Fund).

Class I Share Considerations

• You pay no initial sales charge or CDSC on an investment in Class I shares.

• You do not pay any ongoing distribution and/or service (12b-1) fees.

• You may buy Class I shares if you are an:

— Institutional Investor

Shareholder Guide

▪ Certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through New York Life Retirement Plan Services or the Distributor or their affiliates;

▪ Certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;

▪ Clients transacting through financial intermediaries that purchase Class I shares through: (i) fee-based accounts that charge such clients an ongoing fee for advisory, investment, consulting or similar services; or (ii) a no-load network or platform that has entered into an agreement with the Distributor or its affiliates to offer Class I shares through a no-load network or platform.

— Individual Investor who is initially investing at least $5 million in any single MainStay Fund: (i) directly with the MainStay Fund; or (ii) through certain private banks and trust companies that have an agreement with the Distributor or its affiliates;

— Existing Class I Shareholder; or

— Existing MainStay Funds Board Member.

Class R1, Class R2 and Class R3 Share Considerations

• You pay no initial sales charge or CDSC on an investment in Class R1, Class R2 or Class R3 shares.

• You pay ongoing shareholder service fees for Class R1, Class R2 and Class R3 shares. You also pay ongoing distribution and/or service (12b-1) fees for Class R2 and Class R3 shares.

• Class R1, Class R2 and Class R3 shares are available in certain individual retirement accounts and in certain retirement plans that have a service arrangement with New York Life Retirement Plan Services or the Distributor, including:

— Section 401(a) and 457 plans;

— Certain Section 403(b)(7) plans;

— 401(k), profit sharing, money purchase pension and defined benefit plans; and

— Non-qualified deferred compensation plans.

INVESTMENT MINIMUMS AND ELIGIBILITY REQUIREMENTS

The following minimums apply if you are investing in a MainStay Fund. A minimum initial investment amount may be waived for purchases by the Board members and directors and employees of New York Life and its affiliates and subsidiaries. The MainStay Funds may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion. Please see the SAI for additional information.

Investor Class Shares

All MainStay Funds except MainStay Epoch Funds, MainStay High Yield Municipal Bond Fund and MainStay New York Tax Free Opportunities Fund:

• $1,000 minimum for initial and $50 minimum for subsequent purchases of any single MainStay Fund, or

• if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases (except MainStay Money Market Fund, which requires an initial investment amount of $1,000).

MainStay Epoch Funds, MainStay High Yield Municipal Bond Fund and MainStay New York Tax Free Opportunities Fund:

• $2,500 minimum for initial and $50 minimum for subsequent purchases of any single MainStay Epoch Fund, MainStay High Yield Municipal Bond Fund or MainStay New York Tax Free Opportunities Fund, or

• if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Class A Shares

• $25,000 minimum initial investment with no minimum subsequent purchase amount requirement for any single MainStay Fund; or

• $15,000 minimum initial investment with no minimum subsequent purchase amount for investors who, in the aggregate, have assets of $100,000 or more invested in any share class of any of the MainStay Funds. To qualify for this investment minimum, all aggregated accounts must be tax reportable under the same tax identification number. You may not aggregate your holdings with the holdings of any other person or entity to qualify for this investment minimum. Please note that accounts held through financial intermediary firms (such as a broker/dealer, financial adviser or other type of institution) may not be aggregated to qualify for this investment minimum. We will only aggregate those accounts held directly with the MainStay Funds.

Please note that if you qualify for this reduced minimum, you must also maintain aggregate assets of $100,000 or more invested in any share classes of any of the MainStay Funds and an account balance at or above $15,000 per MainStay Fund to avoid having your Class A account automatically convert into Investor Class shares.

Shareholder Guide

• There is no minimum initial investment and no minimum subsequent investment for Class A shares of the MainStay Money Market Fund if all of your other accounts contain Class A shares only.

Please note that if at any time you hold any class of shares other than Class A shares, your holdings in the MainStay Money Market Fund will immediately become subject to the applicable investment minimums, subsequent purchase minimums and subsequent conversion features for Class A shares.

Broker/dealers (and their affiliates) or certain service providers with customer accounts that trade primarily on an omnibus level or through the National Securities Clearing Corporation's Fund/SERV network (Levels 1-3 only); certain retirement plan accounts, including investment only plan accounts; directors and employees of New York Life and its affiliates; investors who obtained their Class A shares through certain reorganizations (including holders of Class P shares of any of the predecessor funds to the MainStay Epoch Funds as of November 16, 2009); and subsidiaries and employees of the subadvisors to any of the MainStay Funds are not subject to the minimum investment requirement for Class A shares. See the SAI for additional information.

Class B and/or Class C Shares

All MainStay Funds except MainStay Epoch Funds, MainStay High Yield Municipal Bond Fund and MainStay New York Tax Free Opportunities Fund:

• $1,000 minimum for initial and $50 minimum for subsequent purchases of any single MainStay Fund, or

• if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases (except MainStay Money Market Fund, which requires an initial investment amount of $1,000).

MainStay Epoch Funds, MainStay High Yield Municipal Bond Fund and MainStay New York Tax Free Opportunities Fund:

• $2,500 minimum for initial and $50 minimum for subsequent purchases of any single MainStay Epoch Fund, MainStay High Yield Municipal Bond Fund or MainStay New York Tax Free Opportunities Fund, or

• if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Class I Shares

• Individual Investors—$5 million minimum for initial purchases of any single MainStay Fund and no minimum subsequent purchase amount in any MainStay Fund; and

• Institutional Investors and the MainStay Funds' Board Members—no minimum initial or subsequent purchase amounts in any MainStay Fund.

Please note that Class I shares may not be available for initial or subsequent purchases through certain financial intermediary firms, investment platforms or in certain types of investment accounts. See the SAI for additional information.

Class R1, Class R2 and Class R3 Shares

If you are eligible to invest in Class R1, Class R2 or Class R3 shares of the MainStay Funds there are no minimum initial or subsequent purchase amounts.

INFORMATION ON SALES CHARGES

Investor Class Shares and Class A Shares

The initial sales charge you pay when you buy Investor Class shares or Class A shares differs depending upon the MainStay Fund you choose and the amount you invest, as indicated in the following tables. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under "Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares." Any applicable sales charge will be deducted directly from your investment. All or a portion of the sales charge may be retained by the Distributor or paid to your financial intermediary firm as a concession. Investor Class shares and Class A shares of MainStay Money Market Fund are not subject to a sales charge.

Shareholder Guide

MainStay 130/30 Core Fund, MainStay 130/30 International Fund, MainStay Balanced Fund, MainStay Common Stock Fund, MainStay Conservative Allocation Fund, MainStay Convertible Fund, MainStay Epoch Global Choice Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Small Cap Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Fund, MainStay Growth Allocation Fund, MainStay Growth Equity Fund, MainStay ICAP Equity Fund, MainStay ICAP Global Fund, MainStay ICAP International Fund, MainStay ICAP Select Equity Fund, MainStay Income Builder Fund, MainStay International Equity Fund, MainStay Large Cap Growth Fund, MainStay MAP Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund, MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund, MainStay Retirement 2050 Fund and MainStay U.S. Small Cap Fund

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	5.50%	5.82%	4.75%
$50,000 to $99,999	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $1 million or more but a CDSC of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares" below.

MainStay Indexed Bond Fund, MainStay S&P 500 Index Fund and MainStay Short Term Bond Fund

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	3.00%	3.09%	2.75%
$100,000 to $249,999	2.50%	2.56%	2.25%
$250,000 to $499,999	2.00%	2.04%	1.75%
$500,000 to $999,999	1.50%	1.52%	1.25%
$1,000,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $1 million or more, but a CDSC of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares" below.

MainStay Flexible Bond Opportunities Fund, MainStay Global High Income Fund, MainStay Government Fund, MainStay High Yield Corporate Bond Fund, MainStay High Yield Opportunities Fund and MainStay Intermediate Term Bond Fund

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $1 million or more, but a CDSC of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers on Investor Class and Class A Shares" below.

Shareholder Guide

MainStay Floating Rate Fund

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	3.00%	3.09%	2.75%
$100,000 to $249,999	2.00%	2.04%	1.75%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $500,000 or more, but a CDSC of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers on Investor Class and Class A Shares" below.

MainStay High Yield Municipal Bond Fund, MainStay New York Tax Free Opportunities Fund and MainStay Tax Free Bond Fund

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $500,000 or more, but a CDSC of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers on Investor Class and Class A Shares" below.

Class B Shares

Class B shares are sold without an initial sales charge. However, if Class B shares are redeemed within six years (four years with respect to MainStay Floating Rate Fund) of their purchase, a CDSC will be deducted from the redemption proceeds, except under circumstances described in the SAI. Additionally, Class B shares have higher ongoing distribution and/or service (12b-1) fees and, over time, these fees may cost you more than paying an initial sales charge. The Class B share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class B shares. The amount of the CDSC will depend on the number of years you have held the shares that you are redeeming, according to the following schedule:

All MainStay Funds which offer Class B Shares (except MainStay Floating Rate Fund)

For shares sold in the:	Contingent deferred sales charge (CDSC) as a % of amount redeemed subject to charge
First year	5.00%
Second year	4.00%
Third year	3.00%
Fourth year	2.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	None

MainStay Floating Rate Fund

For shares sold in the:	Contingent deferred sales charge (CDSC) as a % of amount redeemed subject to charge
First year	3.00%
Second year	2.00%
Third year	2.00%
Fourth year	1.00%
Thereafter	None

Shareholder Guide

Class C Shares

Class C shares are sold without an initial sales charge. However, if Class C shares are redeemed within one year of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described in the SAI. Additionally, Class C shares have higher ongoing distribution and/or service (12b-1) fees, and, over time these fees may cost you more than paying an initial sales charge. The Class C share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C shares.

Computing Contingent Deferred Sales Charge on Class B and Class C Shares

A CDSC may be imposed on redemptions of Class B and Class C shares of a MainStay Fund, at the rates previously described, at the time of any redemption by a shareholder that reduces the current value of the shareholder's Class B or Class C account to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years (four years with respect to MainStay Floating Rate Fund) or Class C shares during the preceding year.

However, no CDSC will be imposed to the extent that the NAV of the Class B or Class C shares redeemed does not exceed:

• the current aggregate NAV of Class B or Class C shares of the MainStay Fund purchased more than six years (four years with respect to MainStay Floating Rate Fund) prior to the redemption for Class B shares or more than one year prior to the redemption for Class C shares; plus

• the current aggregate NAV of Class B or Class C shares of the MainStay Fund purchased through reinvestment of dividends or capital gain distributions; plus

• increases in the NAV of the investor's Class B or Class C shares of the MainStay Fund above the total amount of payments for the purchase of Class B or Class C shares of the MainStay Fund made during the preceding six years (four years with respect to MainStay Floating Rate Fund) for Class B shares or one year for Class C shares.

There are exceptions, which are described in the SAI.

SALES CHARGE REDUCTIONS AND WAIVERS ON INVESTOR CLASS SHARES AND CLASS A SHARES

Reducing the Initial Sales Charge on Investor Class Shares and Class A Shares

You may be eligible to buy Investor Class and Class A shares of the MainStay Funds at one of the reduced sales charge rates shown in the tables above through a Right of Accumulation or a Letter of Intent, as described below. You may also be eligible for a waiver of the initial sales charge as set forth below. Each MainStay Fund reserves the right to modify or eliminate these programs at any time. However, please note the Right of Accumulation or Letter of Intent may only be used to reduce sales charges and may not be used to satisfy investment minimums or to avoid the automatic conversion feature of Investor Class or Class A shares.

• Right of Accumulation

A Right of Accumulation allows you to reduce the initial sales charge as shown in the tables above by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Investor Class, Class A, Class B, or Class C shares of most MainStay Funds. You may not include investments of previously non-commissioned shares in the MainStay Money Market Fund, investments in Class I shares, or your interests in any MainStay Fund held through a 401(k) plan or other employee benefit plan. For example, if you currently own $45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $15,000 in a MainStay Fund, using your Right of Accumulation you can invest that $15,000 in Investor Class or Class A shares (if eligible) and pay the reduced sales charge rate normally applicable to a $110,000 investment. For more information please see the SAI.

• Letter of Intent

Where the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse or children under age 21 intend to make in the near future. A Letter of Intent is a written statement of your intention to purchase Investor Class, Class A, Class B or Class C shares of one or more MainStay Funds (excluding investments of non-commissioned shares in the MainStay Money Market Fund) over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Investor Class or Class A shares (if eligible) of the MainStay Funds purchased during that period. You can also apply a Right of Accumulation to these purchases.

Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, however, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Transfer Agent for this purpose. For more information please see the SAI.

Shareholder Guide

• Your Responsibility

To receive the reduced sales charge, you must inform the Distributor of your eligibility and holdings at the time of your purchase if you are buying shares directly from the MainStay Funds. If you are buying shares through a financial intermediary firm, you must tell your financial adviser of your eligibility for a Right of Accumulation or a Letter of Intent at the time of your purchase.

To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Distributor or your financial adviser a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse or your children under age 21, as described above. The Distributor or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current NAV per share to determine what Investor Class or Class A sales charge rate you may qualify for on your current purchase. If you do not inform the Distributor or your financial adviser of all of the holdings or planned purchases that make you eligible for a sales charge reduction or do not provide requested documentation, you may not receive the discount to which you are otherwise entitled.

More information on Investor Class and Class A share sales charge discounts is available in the SAI or on the internet at mainstayinvestments.com.

"Spouse," with respect to a Right of Accumulation and Letter of Intent is defined as the person to whom you are legally married. We also consider your spouse to include one of the following: (i) an individual of the same gender with whom you have been joined in a civil union or legal contract similar to marriage; (ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or (iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Group Benefit Plan Purchases

You will not pay an initial sales charge if you purchase Investor Class shares or Class A shares through a group retirement or other benefit plan (other than IRA plans) that meets certain criteria, including:

• 50 or more participants; or

• an aggregate investment in shares of any class of the MainStay Funds of $1,000,000 or more; or

• holds either Investor Class or Class A and Class B shares as a result of the Class B share conversion feature.

However, Investor Class shares or Class A shares purchased through a group retirement or other benefit plan (other than IRA plans) may be subject to a CDSC upon redemption. If your plan currently holds Class B shares, please consult your recordkeeper or other plan administrative service provider concerning their ability to maintain shares in two different classes.

Purchases Through Financial Intermediaries

You may be eligible for elimination of the initial sales charge if you purchase shares through a financial intermediary firm (such as a broker/dealer, financial adviser or financial institution) that has a contractual arrangement with the Distributor or an affiliate. The MainStay Funds have authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, together with the purchase price of the shares, it is considered received by the MainStay Fund and will be priced at the next computed NAV. Financial intermediary firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts, share class eligibility and exchange privileges.

Please read their program materials for any special provisions or additional service features that may apply to investing in the MainStay Funds through these firms.

529 Plans

When shares of the MainStay Funds are sold to a qualified tuition program operating under Section 529 of the Internal Revenue Code, such a program may purchase Investor Class shares or Class A shares without an initial sales load.

Other Waivers

There are other categories of purchasers who do not pay initial sales charges on Class A shares, such as personnel of the MainStay Funds and of New York Life and its affiliates or shareholders who owned shares of the Service Class of any MainStay Fund as of December 31, 2003. These categories are described in the SAI.

Contingent Deferred Sales Charge on Certain Investor Class and Class A Share Redemptions

If your initial sales charge is waived, we may impose a CDSC of 1.00% if you redeem your shares within one year. The Distributor may pay a commission to financial intermediary firms on such purchases from its own resources.

For more information about these considerations, call your financial adviser or the Transfer Agent toll free at 800-MAINSTAY (624-6782), and read the information under "Purchase, Redemption, Exchanges and Repurchase—Contingent Deferred Sales Charge, Investor Class and Class A" in the SAI.

Shareholder Guide

INFORMATION ON FEES

Rule 12b-1 Plans

Each MainStay Fund (except the MainStay Money Market Funds) has adopted a distribution plan under Rule 12b-1 of the 1940 Act for certain classes of shares pursuant to which distribution and/or service (12b-1) fees are paid to the Distributor. Rule 12b-1 fees are calculated and accrued daily and paid monthly. The Investor Class, Class A and Class R2 12b-1 plans typically provide for payment for distribution and/or service activities of up to 0.25% of the average daily net assets of Investor Class, Class A or Class R2 shares, respectively. The Class B and Class C 12b-1 plans each provide for payment of 0.75% for distribution and/or 0.25% for service activities for a total 12b-1 fee of up to 1.00% of the average daily net assets of Class B and Class C shares, respectively (0.50% for MainStay New York Tax Free Opportunities Fund and MainStay Tax Free Bond Fund). The Class R3 12b-1 plan typically provides for payment of 0.25% for distribution and/or 0.25% for service activities for a total 12b-1 fee of up to 0.50% of the average daily net assets of Class R3 shares. The distribution activities portion of the fee is intended to pay the Distributor for distribution services, which include any activity or expense primarily intended to result in the sale of MainStay Fund shares. The service activities portion of the fee is paid to the Distributor for providing shareholders with personal services and maintaining shareholder accounts. The portion of the 12b-1 fee dedicated to service activities is in addition to the 0.10% of annual net assets paid from the Shareholder Services Plan, with regard to certain classes, as discussed in the section entitled "Shareholder Services Plans." The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because 12b-1 fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than some types of sales charges.

Shareholder Services Plans

Each MainStay Fund that offers Class R1, Class R2 or Class R3 shares has adopted a Shareholder Services Plan with respect to those classes. Under the terms of the Shareholder Services Plans, each MainStay Fund's Class R1, Class R2 or Class R3 shares are authorized to pay to New York Life Investments, its affiliates, or independent third-party service providers, as compensation for services rendered to the shareholders of the Class R1, Class R2 or Class R3 shares, a shareholder service fee at the rate of 0.10% on an annualized basis of the average daily net assets of Class R1, Class R2 or Class R3 shares of such MainStay Fund.

Pursuant to the Shareholder Services Plans, each MainStay Fund's Class R1, Class R2 or Class R3 shares may pay for shareholder services or account maintenance services, including assistance in establishing and maintaining shareholder accounts, processing purchase and redemption orders, communicating periodically with shareholders and assisting shareholders who have questions or other needs relating to their account. Because service fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than certain types of sales charges. With respect to the Class R2 and R3 shares, these services are in addition to those services that may be provided under the Class R2 or Class R3 12b-1 plan.

Small Account Fee

Several of the MainStay Funds have a relatively large number of shareholders with small account balances. Small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the MainStay Funds have implemented a small account fee. Each shareholder with an account balance of less than $1,000 will be charged an annual per account fee of $20 (assessed semi-annually, as discussed below). The fee may be deducted directly from your account balance. This small account fee will not apply to certain types of accounts including:

• Class A share and Class I share accounts, retirement plan services bundled accounts and investment-only retirement accounts;

• accounts with active AutoInvest plans where the MainStay Funds deduct directly from the client's checking or savings account;

• New York Life Investments SIMPLE IRA Plan Accounts and SEP IRA Accounts that have been funded/established for less than 1 year;

• certain 403(b)(7) accounts;

• accounts serviced by unaffiliated financial intermediary firms or third-party administrators (other than New York Life Investments SIMPLE IRA Plan Accounts); and

• certain Investor Class accounts where the small account balance is due solely to the conversion from Class B shares.

This small account fee will be deducted in $10 increments on or about March 1st and September 1st of each year. For accounts with balances of less than $10, the remaining balance will be deducted and the account will be closed. The MainStay Funds may, from time to time, consider and implement additional measures to increase the average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact the MainStay Funds by calling toll-free 800-MAINSTAY (624-6782) for more information.

Shareholder Guide

Compensation to Financial Intermediary Firms

Financial intermediary firms and their associated financial advisers are paid in different ways for the services they provide to the MainStay Funds and shareholders. Such compensation may vary depending upon the MainStay Fund sold, the amount invested, the share class purchased, the amount of time that shares are held and/or the services provided.

• The Distributor pays, pursuant to a 12b-1 plan, distribution-related and other service fees to qualified financial intermediary firms for providing certain shareholder services.

• The Distributor pays sales concessions to financial intermediary firms, as described in the tables under "Information on Sales Charges" above, on the purchase price of Investor Class or Class A shares sold subject to a sales charge. The Distributor retains the difference between the sales charge that you pay and the portion that is paid to financial intermediary firms as a sales concession.

• The Distributor or an affiliate, from its/their own resources, may pay a finder's fee or other compensation up to 1.00% of the purchase price of Investor Class or Class A shares, sold at NAV, to financial intermediary firms at the time of sale.

• The Distributor pays a sales concession of up to 4.00% on purchases of Class B shares to financial intermediary firms from its own resources at the time of sale.

• The Distributor pays a sales concession of up to 1.00% on purchases of Class C shares to financial intermediary firms from its own resources at the time of sale.

• In addition to the payments described above, the Distributor, from its own resources or from those of an affiliate, may pay other significant amounts to certain financial intermediary firms, including an affiliated broker/dealer, in connection with the sale of any class of MainStay Fund shares and/or shareholder or account servicing arrangements. These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.30% on new sales and/or up to 0.25% annually on assets held.

• The Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisers. The Distributor, from its own resources or from those of an affiliate, also may reimburse financial intermediary firms in connection with their marketing activities supporting the MainStay Funds.

• The Distributor or an affiliate may make payments to financial intermediary firms that provide sub-transfer agency and other administrative services in addition to supporting distribution of the MainStay Funds. A portion of these fees may be paid from the Distributor's or its affiliate's own resources.

• Wholesaler representatives of the Distributor communicate with financial intermediary firms on a regular basis to educate financial advisers about the MainStay Funds and to encourage the sale of MainStay Fund shares to their clients. The Distributor, from its own resources or from those of an affiliate, may absorb the costs and expenses associated with these efforts, which may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law. The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the MainStay Funds, which may vary based on the type of Fund being promoted and/or which financial intermediary firm is listed on the account.

Although the MainStay Funds may use financial firms that sell MainStay Fund shares to execute brokerage transactions for a MainStay Fund's portfolio, the MainStay Funds, New York Life Investments and MainStay Fund subadvisors do not consider the sale of MainStay Fund shares as a factor when choosing financial firms to effect brokerage transactions.

Payments made from the Distributor's or an affiliate's resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisers may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of MainStay Fund shares.

For more information regarding any of the types of compensation described above, see the SAI or consult with your financial intermediary firm or financial adviser. You should also review carefully any disclosure by your financial intermediary firm as to compensation received by that firm and/or your financial adviser.

Shareholder Guide

BUYING, SELLING, CONVERTING AND EXCHANGING FUND SHARES
HOW TO OPEN YOUR ACCOUNT

Investor Class, Class A, B or C Shares

Return your completed MainStay Funds application in good order with a check payable to the MainStay Funds for the amount of your investment to your financial adviser or directly to MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401. Please note that if you select Class A shares on your application and you are not eligible to invest in Class A shares, we will treat your application as being in good order but will invest you in Investor Class shares of the same MainStay Fund. Similarly, if you select Investor Class shares and you are eligible to invest in Class A shares we will treat your application as being in good order, but will invest you in Class A shares of the same MainStay Fund.

Good order means all the necessary information, signatures and documentation have been fully completed. With respect to a redemption request, good order generally means that for certificated shares, a stock power or certificate must be endorsed, and for uncertificated shares a letter must be signed, by the record owner(s) exactly as the shares are registered, and a Medallion Signature Guarantee may be required. See “Medallion Signature Guarantees” below. In cases where a redemption is requested by a corporation, partnership, trust, fiduciary or any other person other than the record owner, written evidence of authority acceptable to NYLIM Service Company must be submitted before the redemption request will be processed.

Class I, Class R1, Class R2 and Class R3 Shares

If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I, Class R1, Class R2 or Class R3 shares of the MainStay Funds.

If you are investing through a financial intermediary firm, the firm will assist you with opening an account.

Special Note for MainStay Retirement Funds

The MainStay Retirement Funds are generally sold to retirement plans and individual retirement accounts only through New York Life Retirement Plan Services and certain other financial intermediaries.

If you are investing through a New York Life Retirement Plan Services IRA, you will be provided with account opening and investment materials.

All Classes

You buy shares at NAV (plus, for Investor Class and Class A shares, any applicable sales charge). NAV is generally calculated by each MainStay Fund as of the close of regular trading (usually 4:00 pm Eastern time) on the Exchange every day the Exchange is open. MainStay Principal Preservation Fund also calculates its NAV at 1:00 pm Eastern time every day the Exchange is open. The MainStay Funds do not calculate their NAVs on days when the Exchange is closed. When you buy shares, you must pay the NAV next calculated after we receive your order in good order. Alternatively, the MainStay Funds have arrangements with certain financial intermediary firms whereby purchase orders through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a MainStay Fund's NAV next computed after receipt in good order of the order by these entities. Such financial intermediary firms are responsible for timely transmitting the purchase order to the MainStay Funds.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account. Please note that your bank may charge a fee for wire transfers.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the MainStay Funds, or your financial adviser on their behalf, must obtain the following information for each person who opens a new account:

• Name;

• Date of birth (for individuals);

• Residential or business street address (although post office boxes are still permitted for mailing); and

• Social security number or taxpayer identification number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Shareholder Guide

Federal law prohibits the MainStay Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the MainStay Funds may restrict your ability to purchase additional shares until your identity is verified. The MainStay Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

CONVERSIONS BETWEEN SHARE CLASSES

In addition to any automatic conversion features described above in this Shareholder Guide with respect to Investor Class, Class A and Class B shares, you generally may also elect on a voluntary basis to convert your Investor Class, Class A or Class C shares that are no longer subject to a CDSC into Class I shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class I shares. These limitations do not impact any automatic conversion features described elsewhere in this Shareholder Guide with respect to Investor Class, Class A and Class B shares.

An investor may directly or through his or her financial intermediary contact the MainStay Funds to request a voluntary conversion between share classes of the same MainStay Fund as described above. You may be required to provide sufficient information to establish eligibility to convert to the new share class. Class B, Class R1, Class R2 and Class R3 shares are ineligible for a voluntary conversion. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If you fail to remain eligible for the new share class, you may be converted automatically back to your original share class. Although the MainStay Funds expect that a conversion between share classes of the same MainStay Fund should not result in the recognition of a gain or loss for tax purposes, you should consult with your own tax adviser with respect to the tax treatment of your investment in a MainStay Fund. The MainStay Funds may change, suspend or terminate this conversion feature at any time.

Shareholder Guide

Opening Your Account – Individual Shareholders

	How	Details
By wire:

You or your financial adviser should call us toll-free at 800-MAINSTAY (624-6782) to obtain an account number and wiring instructions. Wire the purchase amount to:

State Street Bank and Trust Company

• ABA #011-0000-28

• MainStay Funds (DDA #99029415)

• Attn: Custody and Shareholder Services

Please take note of the applicable minimum initial investment amounts for your Fund and share class. The wire must include:

• name(s) of investor(s);

• your account number; and

• MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer. An application must be received by NYLIM Service Company within three business days.

By mail:

Return your completed MainStay Funds Application with a check for the amount of your investment to:

MainStay Funds

P.O. Box 8401

Boston, MA 02266-8401

Send overnight orders to:

MainStay Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Make your check payable to MainStay Funds. Please take note of the applicable minimum initial investment amounts for your Fund and share class. Be sure to write on your check:

• name(s) of investor(s); and

• MainStay Fund name and share class.

Shareholder Guide

Buying additional shares of the MainStay Funds – Individual Shareholders

	How	Details
By wire:	Wire the purchase amount to: State Street Bank and Trust Company • ABA #011-0000-28 • MainStay Funds (DDA #99029415) • Attn: Custody and Shareholder Services.

Please take note of the applicable minimum investment amounts for your Fund and share class.

The wire must include:

• name(s) of investor(s);

• your account number; and

• MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer.

By phone:	Call, or have your financial adviser call us toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the Exchange is open to make an ACH purchase.

Eligible investors can purchase shares by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your Fund and share class.

• The maximum ACH purchase amount is $100,000.

• We must have your bank information on file.

By mail:	Address your order to: MainStay Funds P.O. Box 8401 Boston, MA 02266-8401 Send overnight orders to: MainStay Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Make your check payable to MainStay Funds. Please take note of the applicable minimum investment amounts for your Fund and share class.

Be sure to write on your check:

• name(s) of investor(s);

• your account number; and

• MainStay Fund name and share class.

By internet:	Visit us at mainstayinvestments.com

Eligible investors can purchase shares by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your Fund and share class.

• The maximum ACH purchase amount is $100,000.

• We must have your bank information on file.

Shareholder Guide

Selling Shares – Individual Shareholders

	How	Details
By contacting your financial adviser:		• You may sell (redeem) your shares through your financial adviser or by any of the methods described below.
By phone:

To receive proceeds by check: Call us toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer I.D. number available.

• Generally, after receiving your sell order by phone, we will send a check to the account owner at the owner's address of record the next business day, although it may take up to seven days to do so. Generally, we will not send checks to addresses on record for 30 days or less.

• The maximum order we can process by phone is $100,000.

To receive proceeds by wire: Call us toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer I.D. number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

• Generally, after receiving your sell order by phone, we will send the proceeds by bank wire to your bank account on file the next business day, although it may take up to seven days to do so. Your bank may charge you a fee to receive the wire transfer.

• We must have your bank account information on file.

• There is an $11 fee for wire redemptions, except no fee applies to redemptions of Class I shares.

• Generally, the minimum wire transfer amount is $1,000.

To receive proceeds electronically by ACH: Call us toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer I.D. number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

• Generally, after receiving your sell order by phone, we will send the proceeds by ACH transfer to your designated bank account on file the next business day, although it may take up to seven days to do so.

• We must have your bank account information on file.

• After we initiate the ACH transfer, proceeds may take 2-3 business days to reach your bank account.

• The MainStay Funds do not charge fees for ACH transfers.

• The maximum ACH transfer amount is $100,000.

By mail:	Address your order to: MainStay Funds P.O. Box 8401 Boston, MA 02266-8401 Send overnight orders to: MainStay Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Write a letter of instruction that includes:

• your name(s) and signature(s);

• your account number;

• MainStay Fund name and share class; and

• dollar amount or share amount you want to sell.

A Medallion Signature Guarantee may be required.

There is a $15 fee for Class A shares ($25 fee for Investor Class, Class B and Class C shares) for checks mailed to you via overnight service.

By internet:	Visit us at mainstayinvestments.com

Shareholder Guide

GENERAL POLICIES

The following are our general policies regarding the purchase and sale of MainStay Fund shares. The MainStay Funds reserve the right to change these policies at any time. Certain retirement plans and/or financial intermediaries may adopt different policies. Consult your plan or account documents for the policies applicable to you.

Buying Shares

• All investments must be in U.S. dollars with funds drawn on a U.S. bank. We generally will not accept payment in the following forms: travelers checks, personal money orders, credit card convenience checks, cash or starter checks.

• Generally, we do not accept third-party checks, and we reserve the right to limit the number of checks processed at one time.

• If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees a MainStay Fund incurs as a result. Your account will also be charged a $20 fee for each returned check or canceled ACH purchase. In addition, a MainStay Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

• A MainStay Fund may, in its discretion, reject, restrict or cancel, in whole or in part, without prior notice, any order for the purchase of shares.

• To limit expenses, the MainStay Funds do not issue share certificates at this time.

• To buy shares by wire the same day, we generally must receive your wired money by 4:00 pm Eastern time.

• To buy shares electronically, generally call before 4:00 pm Eastern time to buy shares at the current day's NAV. With respect to MainStay Principal Preservation Fund, purchase requests received in good order and payments received by wire will be priced at the next calculated NAV (1:00 pm Eastern time or 4:00 pm Eastern time). Your bank may charge a fee for the wire transfer.

Selling Shares

• If you have share certificates, you must return them with a written redemption request.

• Your shares will be sold at the next NAV calculated after we receive your request in good order. We will make the payment, less any applicable CDSC, within seven days after receiving your request in good order.

• If you buy shares by check or by ACH purchase and quickly decide to sell them, the MainStay Funds may withhold payment for up to 10 days from the date the check or ACH purchase order is received.

• When you sell Class B or Class C shares, or Investor Class or Class A shares when applicable, the MainStay Funds will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.

• We may suspend the right to redeem shares of any MainStay Fund and may postpone payment for any period:

— during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted;

— when the SEC determines that a state of emergency exists that may make payment or transfer not reasonably practicable;

— as the SEC may by order permit for the protection of the security holders of the MainStay Funds; or

— at any other time when the MainStay Funds may, under applicable laws and regulations, suspend payment on the redemption or repurchase of its shares.

• In addition, in the case of the MainStay Money Market Funds, the Board may suspend redemptions and irrevocably approve the liquidation of a MainStay Money Market Fund as permitted by applicable law.

• Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the MainStay Funds take reasonable measures to verify the order.

• Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions for losses, however, may be denied.

• We require a written order to sell shares if an account has submitted a change of address during the previous 30 days, unless the proceeds of the sell order are directed to your bank account on file with us.

• We require a written order to sell shares and a Medallion Signature Guarantee if:

— we do not have on file required bank information to wire funds;

— the proceeds from the sale will exceed $100,000 to the address of record;

— the proceeds of the sale are to be sent to an address other than the address of record;

— the account was designated as a lost shareholder account within 30 days of the redemption request; or

Shareholder Guide

— the proceeds are to be payable to someone other than the account holder(s).

• In the interests of all shareholders, we reserve the right to:

— change or discontinue exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

— change or discontinue the systematic withdrawal plan upon notice to shareholders;

— close accounts with balances less than $250 invested in Investor Class shares or $750 invested in all other classes of shares (by redeeming all shares held and sending proceeds to the address of record); and/or

— change the minimum investment amounts.

• There is no fee for wire redemptions of Class I shares.

• Call before 4:00 pm Eastern time to generally sell shares at the current day's NAV.

• Calls received after 4:00 pm Eastern time will receive the following business day’s NAV.

• With respect to MainStay Principal Preservation Fund, you can receive redemption proceeds by wire only if your account is authorized to do so. If you call in your redemption order before 1:00 pm Eastern time you may request that your redemption proceeds be wired to you the same day. Such redemption proceeds will normally be wired on the same day, however the Fund reserves the right to refuse, cancel, limit or rescind any request to receive same day wire redemption proceeds. Please note that if you request that redemption proceeds be wired to you the same day, shares sold will not be entitled to that day's dividend, if available. Otherwise, with respect to any other redemption request, shares sold will be entitled to that day's dividend, if available.

Additional Information

Wiring money to the Funds reduces the time a shareholder must wait before redeeming or exchanging shares. Wired funds are generally available for redemption on the next business day. A 10-day hold may be placed on purchases made by check or ACH payment from the date the purchase is received, making them unavailable for immediate redemption.

You may receive confirmations that describe your transactions. You should review the information in the confirmation statements carefully. If you notice an error, you should call the MainStay Funds or your financial adviser immediately. If you or your financial adviser fails to notify the MainStay Funds within one year of the transaction, you may be required to bear the costs of correction.

The policies and fees described in this Prospectus govern transactions with the MainStay Funds. If you invest through a third party—bank, broker/dealer, 401(k), financial adviser or financial supermarket—there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in a MainStay Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time any of the MainStay Funds may close and reopen to new investors or new share purchases at their discretion. Due to the nature of their portfolio investments, certain MainStay Funds may be more likely to close and reopen than others. If a MainStay Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the MainStay Fund, your account will be closed and you will not be able to make any additional investments in that MainStay Fund. If a MainStay Fund is closed to new investors, you may not exchange shares of other MainStay Funds for shares of that MainStay Fund unless you are already a shareholder of such MainStay Fund.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps protect against fraud. To protect your account, each MainStay Fund and the Transfer Agent from fraud, Medallion Signature Guarantees are required to enable us to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account by check to the address of record and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program, the Stock Exchange Medallion Program, or the New York Stock Exchange Medallion Signature Program. Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.

Investing for Retirement

You can purchase shares of most, but not all, of the MainStay Funds for retirement plans providing tax-deferred investments for individuals and institutions. You can use MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Shareholder Guide

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts ("CESA") (previously named Education IRA) as well as SEP and SIMPLE IRA plans. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

Not all MainStay Funds are available for all types of retirement plans or through all distribution channels. Please contact the MainStay Funds at 800-MAINSTAY (624-6782) and see the SAI for further details.

Purchases-In-Kind

You may purchase shares of a MainStay Fund by transferring securities to a MainStay Fund in exchange for MainStay Fund shares ("in-kind purchase"). In-kind purchases may be made only upon the MainStay Funds' approval and determination that the securities are acceptable investments for the MainStay Fund and are purchased consistent with the MainStay Fund's procedures relating to in-kind purchases. The MainStay Funds reserve the right to amend or terminate this practice at any time. You must call the MainStay Funds at 800-MAINSTAY (624-6782) before sending any securities. Please see the SAI for additional details.

Redemptions-In-Kind

The MainStay Funds reserve the right to pay certain large redemptions, either totally or partially, by a redemption-in-kind of securities (instead of cash) from the applicable MainStay Fund's portfolio, consistent with the MainStay Fund's procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder. Please see the SAI for additional details.

The Reinvestment Privilege May Help You Avoid Sales Charges

When you sell shares, you have the right—for 90 days—to reinvest any or all of the money in the same account and class of shares without paying another sales charge (so long as (1) those shares haven't been reinvested once already; (2) your account is not subject to a 30-day block as described in "Excessive Purchases and Redemptions or Exchanges"; and (3) you are not reinvesting your required minimum distribution). If you paid a sales charge when you redeemed, you will receive a pro rata credit for reinvesting in the same account and class of shares.

Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

Convenient, yes...but not risk-free. Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that the MainStay Funds will not be liable for following phone instructions that they reasonably believe are genuine. When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless we fail to use established safeguards for your protection. The following safeguards are among those currently in place at MainStay Funds:

• all phone calls with service representatives are recorded; and

• written confirmation of every transaction is sent to your address of record.

We reserve the right to suspend the MainStay Audio Response System and internet site at any time or if the systems become inoperable due to technical problems.

MainStay Money Market Fund Check Writing

You can sell shares of the MainStay Money Market Fund by writing checks for an amount that meets or exceeds the pre-set minimum stated on your check. You need to complete special forms to set up check writing privileges. You cannot close your account by writing a check. This option is not available for IRAs, CESAs, 403(b)(7)s or qualified retirement plans.

SHAREHOLDER SERVICES

Automatic Services

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at mainstayinvestments.com, by contacting your financial adviser for instructions, or by calling us toll-free at 800-MAINSTAY (624-6782) for a form.

Systematic Investing—Individual Shareholders Only

MainStay offers four automatic investment plans:

1. AutoInvest

Shareholder Guide

If you obtain authorization from your bank, you can automatically debit your designated bank account to:

• make regularly scheduled investments; and/or

• purchase shares whenever you choose.

2. Dividend or Capital Gains Reinvestment

Automatically reinvest dividends, distributions or capital gains from one MainStay Fund into the same MainStay Fund or the same class of any other MainStay Fund. Accounts established with dividend or capital gains reinvestment must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class.

3. Payroll Deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

4. Systematic Exchange

Exchanges must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B and Class C shares at the time of the initial request and shares must not be in certificate form. Automatically reinvest a share or dollar amount from one MainStay Fund into any other MainStay Fund. Accounts established with a systematic exchange must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class. Please see "Exchanging Shares Among MainStay Funds" for more information.

Systematic Withdrawal Plan—Individual Shareholders Only

Withdrawals must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B and Class C shares at the time of the initial request and shares must not be in certificate form. The above minimums are waived for IRA and 403(b)(7) accounts where the systematic withdrawal represents required minimum distributions.

NYLIM Service Company acts as the agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment and any CDSC, if applicable.

The MainStay Funds will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Exchanging Shares Among MainStay Funds

Exchanges will be based upon each MainStay Fund's NAV next determined following receipt of a properly executed exchange request.

You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. Investment minimums and eligibility requirements apply to exchanges. Please note that certain MainStay Funds have higher investment minimums. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another MainStay Fund. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. If you choose to sell Class B or Class C shares and then separately buy Investor Class or Class A shares, you may have to pay a deferred sales charge on the Class B or Class C shares, as well as pay an initial sales charge on the purchase of Investor Class or Class A shares.

You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of any series of certain other open-end investment companies sponsored, advised or administered by New York Life Investments or any affiliate thereof (provided such series is registered for sale in your state of residence or an exemption from registration is available) some of which are offered in this Prospectus and some of which are offered in separate prospectuses, including:

Shareholder Guide

MainStay 130/30 Core Fund	MainStay ICAP International Fund
MainStay 130/30 International Fund	MainStay ICAP Select Equity Fund
MainStay Balanced Fund	MainStay Income Builder Fund
MainStay Common Stock Fund	MainStay Indexed Bond Fund
MainStay Conservative Allocation Fund	MainStay Intermediate Term Bond Fund
MainStay Convertible Fund	MainStay International Equity Fund
MainStay Epoch Global Choice Fund	MainStay Large Cap Growth Fund*
MainStay Epoch Global Equity Yield Fund	MainStay MAP Fund
MainStay Epoch International Small Cap Fund	MainStay Moderate Allocation Fund
MainStay Epoch U.S. All Cap Fund	MainStay Moderate Growth Allocation Fund
MainStay Epoch U.S. Equity Fund	MainStay Money Market Fund
MainStay Flexible Bond Opportunities Fund	MainStay New York Tax Free Opportunities Fund
MainStay Floating Rate Fund	MainStay Principal Preservation Fund**
MainStay Global High Income Fund	MainStay Retirement 2010 Fund
MainStay Government Fund	MainStay Retirement 2020 Fund
MainStay Growth Allocation Fund	MainStay Retirement 2030 Fund
MainStay Growth Equity Fund	MainStay Retirement 2040 Fund
MainStay High Yield Corporate Bond Fund	MainStay Retirement 2050 Fund
MainStay High Yield Municipal Bond Fund	MainStay S&P 500 Index Fund
MainStay High Yield Opportunities Fund	MainStay Short Term Bond Fund
MainStay ICAP Equity Fund	MainStay Tax Free Bond Fund
MainStay ICAP Global Fund	MainStay U.S. Small Cap Fund

* Effective January 13, 2012, the Fund was closed to new investors, with certain exceptions.

** Effective May 15, 2012, the Fund was closed to new investors. Existing shareholders may continue to purchase shares.

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that MainStay Fund. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax adviser on the consequences.

Before making an exchange request, read the prospectus of the MainStay Fund you wish to purchase by exchange. You can obtain a prospectus for any MainStay Fund by contacting your broker, financial adviser or other financial institution, by visiting mainstayinvestments.com or by calling the MainStay Funds at 800-MAINSTAY (624-6782).

The exchange privilege is not intended as a vehicle for short term trading, nor are the MainStay Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see "Excessive Purchases and Redemptions or Exchanges").

The MainStay Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

In certain circumstances you may have to pay a sales charge.

In addition, if you exchange Class B or Class C shares of a MainStay Fund into Class B or Class C shares of the MainStay Money Market Fund or you exchange Investor Class shares or Class A shares of a MainStay Fund subject to the 1.00% CDSC into Investor Class shares or Class A shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Investor Class, Class A, Class B or Class C shares, as applicable, of another non-money market MainStay Fund. The holding period for purposes of determining conversion of Class B shares into Investor Class or Class A shares also stops until you exchange back into Class B shares of another non-money market MainStay Fund.

Certain clients of NYLIFE Securities LLC who purchased more than $50,000 of Class B shares of the MainStay Funds between January 1, 2003 and June 27, 2007 have the right to convert their Class B shares for Class A shares of the same MainStay Fund at the NAV next computed and without imposition of a contingent deferred sales charge.

Shareholder Guide

Daily Dividend Fund Exchanges

If you exchange all your shares in the MainStay Floating Rate Fund, MainStay High Yield Municipal Bond Fund, the MainStay Money Market Funds or MainStay Tax Free Bond Fund for shares of the same class in another MainStay Fund, any dividends that have been declared but not yet distributed will be credited to the new MainStay Fund account. If you exchange all your shares in the MainStay Floating Rate Fund, MainStay High Yield Municipal Bond Fund, MainStay Money Market Funds or MainStay Tax Free Bond Fund for shares in more than one MainStay Fund, undistributed dividends will be credited to the last MainStay Fund that you exchange to.

We try to make investing easy by offering a variety of programs to buy, sell and exchange MainStay Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

Excessive Purchases and Redemptions or Exchanges

The MainStay Funds are not intended to be used as a vehicle for excessive or short-term trading (such as market timing). The interests of a MainStay Fund's shareholders and the MainStay Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of MainStay Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a MainStay Fund's investment strategies or negatively impact MainStay Fund performance. For example, the Manager or a MainStay Fund's subadvisor might have to maintain more of a MainStay Fund's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of MainStay Fund shares may dilute the value of shares held by long-term shareholders. MainStay Funds investing in securities that are thinly traded, trade infrequently or are relatively illiquid (such as foreign securities, high-yield securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity. For MainStay Funds that invest in foreign investments, securities may be listed on foreign exchanges that trade on days when the MainStay Fund does not calculate NAV, and as a result the market value of the MainStay Fund's investments may change on days when you cannot purchase or redeem MainStay Fund shares. Furthermore, foreign securities traded on foreign exchanges present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the foreign exchanges but prior to the close of the Exchange. Accordingly, the Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of MainStay Fund shares in order to protect long-term MainStay Fund shareholders. These policies are discussed more fully below. There is the risk that the MainStay Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. A MainStay Fund may change its policies or procedures at any time without prior notice to shareholders.

The MainStay Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor's financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the MainStay Funds. In addition, the MainStay Funds reserve the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in the Prospectuses) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of MainStay Fund shares that could adversely affect a MainStay Fund or its operations, including those from any individual or group who, in the MainStay Funds' judgment, is likely to harm MainStay Fund shareholders. Pursuant to the MainStay Funds' policies and procedures, a MainStay Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the MainStay Fund's long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans and trades within a MainStay Money Market Fund are not subject to the surveillance procedures. Other exceptions are subject to the advance approval by the MainStay Funds' Chief Compliance Officer and/or New York Life Investments’ Chief Executive Officer, among others, and are subject to Board oversight. Apart from trading permitted or exceptions granted in accordance with the MainStay Funds' policies and procedures, no MainStay Fund accommodates, nor has any arrangement to permit, frequent purchases and redemptions of MainStay Fund shares.

The MainStay Funds, through New York Life Investments, the Transfer Agent and the Distributor, maintain surveillance procedures to detect excessive or short-term trading in MainStay Fund shares. As part of this surveillance process, the MainStay Funds examine transactions in MainStay Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The MainStay Funds also may consider the history of trading activity in all accounts known to be under common ownership, control or influence. To the extent identified under these surveillance procedures, a MainStay Fund will place a 30-day "block" on any account if, during any 30-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 30-day period in that MainStay Fund. The MainStay Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate, the MainStay Funds may rely on a financial intermediary to apply its market timing procedures to an omnibus account. In certain cases, these procedures may be less restrictive than the MainStay Funds' procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance

Shareholder Guide

procedures if the manager of such strategies represents to the satisfaction of the MainStay Funds' Chief Compliance Officer that such investment programs and strategies are consistent with the MainStay Funds' objective of avoiding disruption due to market timing.

In addition to these measures, the MainStay Funds may from time to time impose a redemption fee on redemptions or exchanges of MainStay Fund shares made within a certain period of time in order to deter excessive or short-term trading and to offset certain costs associated with such trading.

While the MainStay Funds discourage excessive or short-term trading, there is no assurance that the MainStay Funds or their procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The MainStay Funds' ability to reasonably detect all such trading may be limited, for example, where the MainStay Funds must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit of such surveillance to MainStay Fund shareholders.

FAIR VALUATION AND PORTFOLIO HOLDINGS DISCLOSURE

Determining the MainStay Funds' Share Prices and the Valuation of Securities

Each MainStay Fund generally calculates its NAV at the close of regular trading on the Exchange (usually 4:00 pm Eastern time) every day the Exchange is open. The MainStay Principal Preservation Fund also calculates its NAV at 1:00 pm Eastern time every day the Exchange is open. The MainStay Funds do not calculate their NAVs on days on which the Exchange is closed. The NAV per share for a class of shares is determined by dividing the value of the net assets attributable to that class by the number of shares of that class outstanding on that day.

The value of a MainStay Fund's other investments is generally based (in whole or in part) on current market prices (amortized cost, in the case of MainStay Money Market Funds). If current market values of the MainStay Funds' investments are not available or, in the judgment of New York Life Investments, do not accurately reflect the fair value of a security, the security will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a MainStay Fund's portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless New York Life Investments, in consultation with the subadvisor (if applicable), deems a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A MainStay Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the MainStay Fund does not price its shares. The value of portfolio securities of a MainStay Fund may change on days when shareholders will not be able to purchase or redeem shares.

With respect to any portion of a MainStay Fund's assets invested in one or more Underlying Funds, the MainStay Fund's NAV is calculated based upon the NAVs of those Underlying Funds.

The Board has adopted valuation procedures for the MainStay Funds and has delegated day-to-day responsibility for fair value determinations to the MainStay Funds' Valuation Committee and Valuation Subcommittee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next regularly scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The MainStay Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The MainStay Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, certain MainStay Funds, notably the MainStay International Equity Funds, have fair valuation procedures which include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Please see the SAI for additional information on how NAV is calculated.

PORTFOLIO HOLDINGS INFORMATION

A description of the MainStay Funds' policies and procedures with respect to the disclosure of each of the MainStay Funds' portfolio securities holdings is available in the SAI. Generally, a complete schedule of each of the MainStay Funds' portfolio holdings will be made public on the MainStay Funds' website at mainstayinvestments.com no earlier than 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-MAINSTAY (624-6782).

The MainStay Money Market Funds will post on the MainStay Funds' website their complete schedules of portfolio holdings as of the last business day of the prior month, no later than the fifth business day following month-end. The MainStay Money Market Funds' postings will remain on the MainStay Funds' website for a period of at least six months after posting. Also, in the case of the MainStay Money

Shareholder Guide

Market Funds, certain portfolio information will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made available to the public by the SEC 60 days after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the MainStay Funds' website.

MainStay High Yield Corporate Bond Fund will not post its portfolio holdings monthly, but rather will post its complete schedule of portfolio holdings on the MainStay Funds' website as of the last day of each calendar quarter, no earlier than 60 days after the end of the reported quarter. Such disclosure will remain accessible on the website until the posting of the following quarter-end information.

The portfolio holdings for MainStay Funds subadvised by Institutional Capital LLC will be made available as of the last day of each calendar month no earlier than 15 days after the end of the reported month.

In addition, each MainStay Fund's ten largest holdings, as reported on a quarter-end basis, will be made public no earlier than 15 days after the end of each calendar quarter. The MainStay Funds' quarterly top ten holdings information is also provided in the Annual Reports and Semi-Annual Reports and in the quarterly holdings report to the SEC on Form N-Q.

FUND EARNINGS

Dividends and Interest

Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends." The dividends paid by each MainStay Fund will vary based on the income from its investments and the expenses incurred by the MainStay Fund.

We reserve the right to automatically reinvest dividend distributions of less than $10.00.

Dividends and Distributions

Each MainStay Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year to the extent that dividends and/or capital gains are available for distribution. The MainStay Funds declare and pay dividends as set forth below:

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least annually:

MainStay 130/30 Core Fund, MainStay 130/30 International Fund, MainStay Common Stock Fund, MainStay Epoch Global Choice Fund, MainStay Epoch International Small Cap Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Fund, MainStay Growth Allocation Fund, MainStay Growth Equity Fund, MainStay ICAP Global Fund, MainStay ICAP International Fund, MainStay International Equity Fund, MainStay Large Cap Growth Fund, MainStay MAP Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund, MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund, MainStay Retirement 2050 Fund, MainStay S&P 500 Index Fund and MainStay U.S. Small Cap Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least quarterly:

MainStay Balanced Fund, MainStay Convertible Fund, MainStay Conservative Allocation Fund, MainStay Epoch Global Equity Yield Fund, MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay Income Builder Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least monthly:

MainStay Flexible Bond Opportunities Fund, MainStay Global High Income Fund, MainStay Government Fund, MainStay High Yield Corporate Bond Fund, MainStay High Yield Opportunities Fund, MainStay Indexed Bond Fund, MainStay Intermediate Term Bond Fund and MainStay Short Term Bond Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared daily and paid at least monthly:

MainStay Floating Rate Fund, MainStay High Yield Municipal Bond Fund, MainStay Money Market Fund, MainStay New York Tax Free Opportunities Fund, MainStay Principal Preservation Fund and MainStay Tax Free Bond Fund

Dividends are generally paid on the last business day of the month after a dividend is declared, except in December when they may be paid earlier in the month. However, for administrative reasons, dividends that are to be paid at the end of a calendar quarter may be paid prior to the last day of the month after a dividend is declared.

You generally begin earning dividends the next business day after the MainStay Funds receives your purchase request in good order. When buying shares of MainStay Principal Preservation Fund, you begin earning dividends the same day, if available, only if your purchase request is received in good order and payment is received by wire prior to 1:00 pm Eastern time.

Buy after the dividend payment. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

Capital Gains

The MainStay Funds earn capital gains when they sell securities at a profit.

Shareholder Guide

When the Funds Pay Capital Gains

The MainStay Funds will normally declare and distribute any capital gains to shareholders annually, typically in December.

How to Take Your Earnings

You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial adviser (if permitted) or the MainStay Funds directly. The seven choices are:

1.  Reinvest dividends and capital gains in:

• the same MainStay Fund; or

• another MainStay Fund of your choice (other than a MainStay Fund that is closed, either to new investors or to new share purchases).

2. Take the dividends in cash and reinvest the capital gains in the same MainStay Fund.

3. Take the capital gains in cash and reinvest the dividends in the same MainStay Fund.

4. Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same MainStay Fund.

5. Take dividends and capital gains in cash.

6. Reinvest all or a percentage of the capital gains in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original MainStay Fund.

7. Reinvest all or a percentage of the dividends in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original MainStay Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same MainStay Fund.

If you prefer to reinvest dividends and/or capital gains in another MainStay Fund, you must first establish an account in that class of shares of the MainStay Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.
UNDERSTAND THE TAX CONSEQUENCES

MainStay Equity Funds, MainStay Income Funds and MainStay Blended Funds (Except MainStay High Yield Municipal Bond Fund, MainStay New York Tax Free Opportunities Fund and MainStay Tax Free Bond Fund)

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable law. If you are not a tax-exempt shareholder virtually all of the dividends and capital gains distributions you receive from the MainStay Funds are taxable, whether you take them as cash or automatically reinvest them. A MainStay Fund's realized capital gains are taxed based on the length of time a MainStay Fund holds its investments, regardless of how long you hold MainStay Fund shares. Generally, if a MainStay Fund realizes long-term capital gains, the capital gains distributions are taxed as long-term capital gains; earnings realized from short-term capital gains and income generated on debt investments, dividend income and other sources are generally taxed as ordinary income upon distribution. The current long-term capital gains maximum tax rate of 15% is scheduled to increase to 20% after 2012.

For individual shareholders, a portion of the dividends received from the MainStay Funds may be treated as "qualified dividend income," which is currently taxable to individuals at a maximum rate of 15%, to the extent that such MainStay Funds receive qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding period and other requirements are met. The shareholder must also generally satisfy a more than 60-day holding period requirement with respect to each distribution of qualified dividends in order to qualify for the 15% rate on such distributions. For certain corporate shareholders, a portion of the dividends received from the MainStay Funds may qualify for the corporate dividends received deductions if certain conditions are met. The favorable treatment of any qualified dividend income is scheduled to expire after 2012.

MainStay High Yield Municipal Bond Fund, MainStay New York Tax Free Opportunities Fund and MainStay Tax Free Bond Fund

The MainStay High Yield Municipal Bond Fund, MainStay New York Tax Free Opportunities Fund and MainStay Tax Free Bond Fund’s distributions to shareholders are generally expected to be exempt from federal income taxes, and in the case of MainStay New York Tax Free Opportunities Fund, New York personal income taxes. A portion of the distributions may be subject to the alternative minimum tax. In addition, these MainStay Funds may also derive taxable income and/or capital gains. Distributions to shareholders of any such taxable income or capital gains would generally be taxable whether you take them as cash or automatically reinvest them. These MainStay Funds' realized earnings, if any, from capital gains are taxed based on the length of time such MainStay Fund holds investments, regardless of how long you hold MainStay Fund shares. If the MainStay High Yield Municipal Bond Fund, MainStay New York Tax Free Opportunities Fund or MainStay Tax Free Bond Fund realizes long-term capital gains, the earnings distributions are taxed as long-term

Shareholder Guide

capital gains; earnings from short-term capital gains and taxable income generated on debt investments and other sources are generally taxed as ordinary income upon distribution.

"Tax-Free" Rarely Means "Totally Tax-Free"

• A tax-free fund may earn taxable income—in other words, you may have taxable income even from a generally tax-free fund.

• Tax-exempt dividends may still be subject to state and local taxes.

• Any time you sell shares—even shares of a tax-free fund—you will be subject to tax on any gain (the rise in the share price above the price at which you purchased the shares).

• If you sell shares of a tax-free fund at a loss after receiving a tax-exempt dividend, and you have held the shares for six months or less, then you may not be allowed to claim a loss on the sale.

• If you sell shares in a tax-free fund before you become entitled to receive tax-exempt interest as a dividend, the amount that would have been treated as a tax-free dividend will instead be treated as a taxable part of the sales proceeds.

• Some tax-exempt income may be subject to the alternative minimum tax.

• Capital gains declared in a tax-free fund are not tax-free.

• Acquisitions of municipal securities at a market discount may also result in ordinary income.

MainStay New York Tax Free Opportunities Fund

MainStay New York Tax Free Opportunities Fund complies with certain state tax requirements so that individual shareholders of MainStay New York Tax Free Opportunities Fund that are residents of New York State will not be subject to New York State income tax on distributions which are derived from interest on obligations exempt from taxation by New York State. To meet those requirements, MainStay New York Tax Free Opportunities Fund will invest in New York State or municipal bonds. Individual shareholders of MainStay New York Tax Free Opportunities Fund who are residents of New York City will also be able to exclude such income for New York City personal income tax purposes. Dividends from MainStay New York Tax Free Opportunities Fund may be subject to New York State and New York City taxes imposed on corporations when distributed to shareholders subject to those taxes.

MainStay Retirement Funds and MainStay Asset Allocation Funds

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable tax law. If you are not a tax-exempt shareholder, virtually all of the dividends and capital gains distributions you receive from the MainStay Asset Allocation and MainStay Retirement Funds are taxable, whether you take them as cash or automatically reinvest them. These MainStay Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds. Distributions of the long-term capital gains of either the MainStay Asset Allocation, MainStay Retirement Funds or Underlying Funds will generally be taxed as long-term capital gains. The current long-term capital gains maximum rate of 15% is scheduled to increase to 20% after 2012. Other distributions, including short-term capital gains, will be taxed as ordinary income. The structure of these MainStay Funds and the reallocation of investments among Underlying Funds could affect the amount, timing and character of distributions.

For individual shareholders, a portion of the dividends received from the MainStay Asset Allocation Funds and MainStay Retirement Funds may be treated as "qualified dividend income," which is currently taxable to individuals at a maximum rate of 15%, to the extent that the Underlying Funds receive qualified dividend income from domestic corporations and certified foreign corporations and that certain holding periods and other requirements are met. The shareholder must also satisfy a more than 60-day holding period requirement with respect to each distribution of qualified dividends in order to qualify for the 15% rate on such distributions. For corporate shareholders, a portion of the dividends received from these MainStay Funds may qualify for the corporate dividends received deduction. The favorable treatment of any qualified dividend income is scheduled to expire after 2012.

Tax Reporting and Withholding (All MainStay Funds)

We will mail your tax report each year by February 15. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which, if any, as qualified dividends, and which, if any, as long term capital gains.

For shares acquired January 1, 2012 or later, cost basis will be reported to you and the IRS for any IRS Form 1099-B reportable transactions (e.g., redemptions and exchanges). The cost basis accounting method you select will be used to report transactions. If you do not select a cost basis accounting method, the MainStay Funds’ default method (average cost), will be used.

The MainStay Funds may be required to withhold U.S. federal income tax, currently at the rate of 28% (scheduled to increase to 31% after 2012), of all taxable distributions payable to you if you fail to provide the MainStay Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. shareholders will generally be subject to U.S. tax withholding at the rate of 30% (or a lower rate under a tax treaty if applicable) on distributions by the MainStay Funds.

Shareholder Guide

Return of Capital (All MainStay Funds)

If a MainStay Fund's distributions exceed its taxable income and capital gains realized in any year, such excess distributions will constitute a return of capital for federal income tax purposes. A return of capital generally will not be taxable to you at the time of the distribution, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell shares.

However, if a MainStay Fund has available capital loss carryforwards to offset its capital gains realized in any year, and its distributions exceed its income alone, all or a portion of the excess distributions may not be treated, for tax purposes, as a return of capital, and would be taxable to shareholders as ordinary income.

Tax Treatment of Exchanges (All MainStay Funds)

An exchange of shares of one MainStay Fund for shares of another will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain or loss on the transaction will be tax reportable if you are not a tax-exempt shareholder.

Seek professional assistance. Your financial adviser can help you keep your investment goals coordinated with your tax considerations. However, regarding tax advice, always rely on your tax adviser. For additional information on federal, state and local taxation, see the SAI.
Do not overlook sales charges. The amount you pay in sales charges reduces gains and increases losses for tax purposes.

Know With Whom You Are Investing

WHO RUNS THE FUNDS' DAY-TO-DAY BUSINESS?

The Board of the Funds oversees the actions of the Manager, the Subadvisors and the Distributor and decides on general policies governing the operations of the Funds. The Board also oversees the Funds' officers, who conduct and supervise the daily business of the Funds.

At a meeting held on May 21, 2012, the shareholders of MainStay Balanced Fund and MainStay U.S. Small Cap Fund (the “Funds”), each a series of Eclipse Funds, approved a merger of each Fund with and into a corresponding shell series of MainStay Funds Trust. The shell series, which are covered by this Prospectus, are also named MainStay Balanced Fund and MainStay U.S. Small Cap Fund, respectively (the “Shell Funds”). Each Shell Fund succeeded to the accounting and performance history of the corresponding Fund on May 25, 2012.

New York Life Investments is located at 51 Madison Avenue, New York, New York 10010. In conformity with the stated policies of the Funds, New York Life Investments administers each Fund's business affairs and manages the investment operations of each Fund and the composition of the portfolio of each Fund, subject to the supervision of the Board. New York Life Investments, a Delaware limited liability company, commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of March 31, 2012, New York Life Investments and its affiliates managed approximately $335.5 billion in assets.

The Manager provides office space, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Funds. The Manager has delegated its portfolio management responsibilities for certain of the Funds to the Subadvisors and is responsible for supervising the Subadvisors in the execution of their responsibilities.

The Manager also pays the Funds’ Chief Compliance Officer’s compensation (a portion of which is reimbursed by the Funds), the salaries and expenses of all personnel affiliated with the Funds, except for the independent members of the Board, and all operational expenses that are not the responsibility of the Funds, including the fees paid to the Subadvisors. Pursuant to a management agreement with each Fund, the Manager is entitled to receive fees from each Fund, accrued daily and payable monthly.

For the fiscal year ended October 31, 2011, the Funds paid the Manager an effective management fee for services performed as a percentage of the average daily net assets of each Fund as follows:

Effective Rate Paid for the Year Ended October 31, 2011
MainStay Balanced Fund	0.70%
MainStay U.S. Small Cap Fund	0.85%

For information regarding the basis of the Board's approval of the management agreement and subadvisory agreement for each Fund, please refer to each Fund's Semi-Annual Report to shareholders for the fiscal period ended April 30, 2011.

The Manager is not responsible for records maintained by the Funds' Subadvisors, custodian, transfer agent or dividend disbursing agent except to the extent expressly provided in the management agreement between the Manager and the Funds.

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111-2900 ("State Street") provides sub-administration and sub-accounting services for the Funds. These services include, among other things, calculating daily NAVs of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Funds' administrative operations. For providing these services to the Funds, State Street is compensated by New York Life Investments.

WHO MANAGES YOUR MONEY?

New York Life Investments serves as Manager of the Funds and is responsible for the day-to-day portfolio management of the fixed income portion of the MainStay Balanced Fund.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Funds. The Manager and the Funds have obtained an exemptive order (the "Order") from the SEC permitting the Manager, on behalf of certain Funds and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions. Each Fund to which the Order applies will notify shareholders and provide them with certain

Know With Whom You Are Investing

information required by the Order within 90 days of hiring a new subadvisor. Please see the SAI for more information concerning the Order. The shareholders of the Funds have approved the use of this Order.

Under the supervision of the Manager, the Subadvisors listed below are responsible for making the specific decisions about the following: (i) buying, selling and holding securities; (ii) selecting brokers and brokerage firms to trade for them; (iii) maintaining accurate records; and, if possible, (iv) negotiating favorable commissions and fees with the brokers and brokerage firms for all the Funds they oversee. For these services, each Subadvisor is paid a monthly fee by the Manager out of its management fee, not the Funds. See the SAI for a breakdown of fees.

Madison Square Investors LLC ("Madison Square Investors") is located at 1180 Avenue of the Americas, New York, New York 10036. Madison Square Investors was established in 2009 as an independent investment adviser and previously operated as an investment division of New York Life Investments. Madison Square Investors is an indirect, wholly-owned subsidiary of New York Life. As of March 31, 2012, Madison Square Investors managed approximately $11.7 billion in assets.

Epoch Investment Partners, Inc. ("Epoch") is located at 640 Fifth Avenue, New York, New York 10019. Epoch, a wholly-owned subsidiary of Epoch Holding Corporation, a public company, was incorporated in April 2004 as a Delaware corporation and is an independent investment advisory firm. As of March 31, 2012 Epoch managed approximately $22.7 billion in assets.

PORTFOLIO MANAGER BIOGRAPHIES

The following section provides biographical information about the Funds’ portfolio managers. Additional information regarding the portfolio managers' compensation, other accounts they manage and their ownership of shares of the Funds is available in the SAI.

George S. Cherpelis

Mr. Cherpelis has managed the MainStay Balanced Fund since February 2012. Mr. Cherpelis joined New York Life Investments in 2004 and is responsible for managing the daily investment activities of all third party multi-sector fixed income portfolios. Mr. Cherpelis received a BS from The City College of New York and two MS degrees from Manhattan College.

Harvey J. Fram, CFA

Mr. Fram has managed the MainStay Balanced Fund since 2011. Mr. Fram is currently a Managing Director at Madison Square Investors and is responsible for the management of quantitative equity portfolios. Mr. Fram was awarded his CFA designation in 1999 and has an MBA from the Wharton School of Business at the University of Pennsylvania.

Thomas J. Girard

Mr. Girard has managed the MainStay Balanced Fund since 2008. Mr. Girard is a Senior Managing Director, the Head of the Fixed Income Investors Group, and chairs the Portfolio Strategy and Asset Allocation Committee. He joined New York Life Investments in 2007 and was responsible for managing all multi-sector third-party fixed income mandates. Prior to joining New York Life Investments, Mr. Girard was a portfolio manager and Co-Head of Fixed Income at Robeco Investment Management/Weiss Peck & Greer. He received a BS from St. John Fisher College and an MBA from Fordham University.

Janet K. Navon

Ms. Navon has served as a portfolio manager of MainStay U.S. Small Cap Fund since 2011. Ms. Navon is the Director of Research and is a Co-Portfolio Manager for Epoch’s Global Small Cap strategy. Prior to joining Epoch in 2007, Ms. Navon spent nine years as a Senior Analyst and Co-Portfolio Manager at Steinberg Asset Management. Ms. Navon holds a BS from Georgetown University School of Foreign Service and an MBA from Columbia University, Graduate School of Business.

David Pearl

Mr. Pearl has managed the MainStay U.S. Small Cap Fund since 2009. Mr. Pearl joined Epoch in 2004, where he is Executive Vice President and Co-Chief Investment Officer. Mr. Pearl received a BS in Mechanical engineering from the University of Pennsylvania and an MBA from Stanford University Graduate School of Business.

William Priest, CFA

Mr. Priest has managed the MainStay U.S. Small Cap Fund since 2009. Mr. Priest founded Epoch Investment Partners in 2004, where he is Chief Executive Officer and Co-Chief Investment Officer. He is a CFA charterholder, and a graduate of Duke University and the University of Pennsylvania's Wharton Graduate School of Business.

Know With Whom You Are Investing

Donald F. Serek, CFA

Mr. Serek joined has managed the MainStay Balanced Fund since February 2012. Mr. Serek joined New York Life Investments in 2000. He is a Managing Director and Head of the Portfolio Management and Strategy Group. Mr. Serek is responsible for managing all multi-sector third-party fixed-income portfolios including retail mutual funds and institutional separate accounts. Mr. Serek received a BBA from Temple University and is a CFA charterholder.

Michael Welhoelter, CFA

Mr. Welhoelter has managed the equity portion of the MainStay U.S. Small Cap Fund since 2009. Mr. Welhoelter joined Epoch in 2005 and is a Managing Director. Mr. Welhoelter holds a BA degree in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts, and is a CFA charterholder.

Jae S. Yoon, CFA

Mr. Yoon has managed the MainStay Balanced Fund since 2011. From 2005 to 2009, Mr. Yoon was employed by New York Life Investments where he led the Investment Consulting Group. In 2009, Mr. Yoon joined MacKay Shields as a Senior Managing Director responsible for Risk Management. In his role at MacKay Shields, Mr. Yoon worked side-by-side with the portfolio managers directly enhancing the risk management processes across all portfolios. In January 2011, Mr. Yoon re-joined New York Life Investments as a Senior Managing Director and leads the Multi-Asset Solutions Group. Mr. Yoon obtained a BS and a Masters degree from Cornell University and attended New York University's Stern School of Business MBA program. He earned his CFA designation in 1998 and has been in the investment industry since 1991.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and capital gain distributions and excluding all sales charges). This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.

Effective May 25, 2012, the Funds, which were formerly series of Eclipse Funds, merged into corresponding "shell" series of MainStay Funds Trust, a Delaware statutory trust (each a "Reorganization"). Upon completion of each Reorganization, the respective share classes of each Fund assumed the performance, financial and other historical information of those of the corresponding predecessor fund.

Financial Highlights

MainStay U.S. Small Cap Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

		Year ended October 31,					February 28, 2008* through October 31,
Investor Class		2011		2010		2009	2008
Net asset value at beginning of period	ABCDEFGHIJKLMOPQRSTUVWYZABCDEFGHIJ	$15.35	$$$	$12.52	$$$	$10.14	$13.86
Net investment income (loss) (a)		0.03		(0.03)		(0.03)	0.10
Net realized and unrealized gain (loss) on investments		0.82		2.86		2.63	(3.82)
Total from investment operations		0.85		2.83		2.60	(3.72)
Less dividends:
From net investment income		(0.03)		—		(0.22)	—
Net asset value at end of period		$16.17		$15.35		$12.52	$10.14
Total investment return (b)		5.55%		22.60%		26.91%	(26.91	)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)		0.17%		(0.20)%		(0.28)%	1.10	%†
Net expenses		1.63%		1.63%		1.66%	1.80	%†
Expenses (before waiver/reimbursement)		1.66%		1.81%		2.02%	1.83	%†
Portfolio turnover rate		45%		49%		218%	158%
Net assets at end of period (in 000's)		$68,152		$67,217		$25,832	$11,480
*		Commencement of operations.
†		Annualized.
(a)		Per share data based on average shares outstanding during the period.
(b)		Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)		Total investment return is not annualized.

		Year ended October 31,
Class A		2011		2010		2009		2008		2007
Net asset value at beginning of year	ABCDEFGHIJKLMOPQRSTUVWYZABCDEFGHIJ	$15.36	$$$	$12.51	$$$	$10.14	$$$	$18.65	$$$	$19.87
Net investment income (loss) (a)		0.07		(0.00)‡		0.00 ‡		0.17		0.07
Net realized and unrealized gain (loss) on investments		0.83		2.85		2.61		(6.55)		(1.29)
Total from investment operations		0.90		2.85		2.61		(6.38)		(1.22)
Less dividends and distributions:
From net investment income		(0.05)		—		(0.24)		(0.12)		—
From net realized gain on investments		—		—		—		(2.01)		—
Total dividends and distributions		(0.05)		—		(0.24)		(2.13)		—
Net asset value at end of year		$16.21		$15.36		$12.51		$10.14		$18.65
Total investment return (b)		5.86%		22.78%		27.05%		(38.10)%		(6.09)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)		0.43%		(0.02)%		0.01%		1.24%		0.33%
Net expenses		1.36%		1.48%		1.54%		1.65%		1.66%
Expenses (before waiver/reimbursement)		1.36%		1.48%		1.92%		1.84%		1.66%
Portfolio turnover rate		45%		49%		218%		158%		134%
Net assets at end of year (in 000's)		$89,115		$97,707		$66,905		$64,527		$301,031
‡		Less than one cent per share.
(a)		Per share data based on average shares outstanding during the year.
(b)		Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.

Financial Highlights

MainStay U.S. Small Cap Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

		Year ended October 31,
Class B		2011		2010		2009		2008		2007
Net asset value at beginning of year	ABCDEFGHIJKLMOPQRSTUVWYZABCDEF	$14.62	$$$	$12.02	$$$	$9.70	$$$	$17.94	$$$	$19.25
Net investment income (loss) (a)		(0.09)		(0.12)		(0.09)		0.06		(0.08)
Net realized and unrealized gain (loss) on investments		0.79		2.72		2.54		(6.29)		(1.23)
Total from investment operations		0.70		2.60		2.45		(6.23)		(1.31)
Less dividends and distributions:
From net investment income		(0.00)‡		—		(0.13)		—		—
From net realized gain on investments		—		—		—		(2.01)		—
Total dividends and distributions		(0.00)‡		—		(0.13)		(2.01)		—
Net asset value at end of year		$15.32		$14.62		$12.02		$9.70		$17.94
Total investment return (b)		4.81%		21.63%		25.99%		(38.56)%		(6.81)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)		(0.57)%		(0.93)%		(0.95)%		0.47%		(0.41)%
Net expenses		2.38%		2.38%		2.38%		2.44%		2.41%
Expenses (before waiver/reimbursement)		2.41%		2.56%		2.78%		2.66%		2.41%
Portfolio turnover rate		45%		49%		218%		158%		134%
Net assets at end of year (in 000's)		$37,309		$43,744		$23,354		$13,305		$32,502
‡		Less than one cent per share.
(a)		Per share data based on average shares outstanding during the year.
(b)		Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.

		Year ended October 31,
Class C		2011		2010		2009		2008		2007
Net asset value at beginning of year	ABCDEFGHIJKLMOPQRSTUVWYZABCDEFGHIJ	$14.62	$$$	$12.01	$$$	$9.70	$$$	$17.94	$$$	$19.26
Net investment income (loss) (a)		(0.09)		(0.12)		(0.08)		0.06		(0.09)
Net realized and unrealized gain (loss) on investments		0.78		2.73		2.53		(6.29)		(1.23)
Total from investment operations		0.69		2.61		2.45		(6.23)		(1.32)
Less dividends and distributions:
From net investment income		(0.00)‡		—		(0.14)		—		—
From net realized gain on investments		—		—		—		(2.01)		—
Total dividends and distributions		(0.00)‡		—		(0.14)		(2.01)		—
Net asset value at end of year		$15.31		$14.62		$12.01		$9.70		$17.94
Total investment return (b)		4.74%		21.73%		26.00%		(38.60)%		(6.80)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)		(0.57)%		(0.91)%		(0.83)%		0.45%		(0.44)%
Net expenses		2.38%		2.38%		2.39%		2.45%		2.41%
Expenses (before waiver/reimbursement)		2.41%		2.56%		2.81%		2.67%		2.41%
Portfolio turnover rate		45%		49%		218%		158%		134%
Net assets at end of year (in 000's)		$17,589		$19,944		$17,048		$15,123		$54,264
‡		Less than one cent per share.
(a)		Per share data based on average shares outstanding during the year.
(b)		Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.

Financial Highlights

MainStay U.S. Small Cap Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

		Year ended October 31,
Class I		2011		2010		2009		2008		2007
Net asset value at beginning of year	ABCDEFGHIJKLMOPQRSTUVWYZABCDEFGHIJ	$15.67	$$$	$12.72	$$$	$10.34	$$$	$19.03	$$$	$20.18
Net investment income (loss) (a)		0.10		0.04		0.04		0.24		0.17
Net realized and unrealized gain (loss) on investments		0.86		2.91		2.65		(6.69)		(1.32)
Total from investment operations		0.96		2.95		2.69		(6.45)		(1.15)
Less dividends and distributions:
From net investment income		(0.10)		—		(0.31)		(0.23)		(0.00)‡
From net realized gain on investments		—		—		—		(2.01)		—
Total dividends and distributions		(0.10)		—		(0.31)		(2.24)		(0.00)‡
Net asset value at end of year		$16.53		$15.67		$12.72		$10.34		$19.03
Total investment return (b)(c)		6.11%		23.19%		27.57%		(37.81)%		(5.69)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)		0.60%		0.30%		0.39%		1.69%		0.81%
Net expenses		1.10%		1.17%		1.18%		1.20%		1.19%
Expenses (before waiver/reimbursement)		1.10%		1.23%		1.68%		1.48%		1.35%
Portfolio turnover rate		45%		49%		218%		158%		134%
Net assets at end of year (in 000's)		$173,456		$152,227		$155,425		$116,390		$631,108
‡		Less than one cent per share.
(a)		Per share data based on average shares outstanding during the year.
(b)		Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)		Class I shares are not subject to sales charges.

Financial Highlights

MainStay Balanced Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

		Year ended October 31,					February 28, 2008* through October 31,
Investor Class		2011		2010		2009	2008
Net asset value at beginning of period	ABCDEFGHIJKLMOPQRSTUVWYZABCDEFGHIJ	$24.95	$$$	$22.09	$$$	$19.41	$25.29
Net investment income (loss) (a)		0.29		0.30		0.22	0.29
Net realized and unrealized gain (loss) on investments		1.11		2.86		2.71	(5.82)
Total from investment operations		1.40		3.16		2.93	(5.53)
Less dividends:
From net investment income		(0.30)		(0.30)		(0.25)	(0.35)
Net asset value at end of period		$26.05		$24.95		$22.09	$19.41
Total investment return (b)		5.62%		14.37%		15.30%	(22.12	)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)		1.12%		1.28%		1.11%	1.81	%†
Net expenses		1.38%		1.44%		1.48%	1.38	%†
Expenses (before waiver/reimbursement)		1.38%		1.44%		1.53%	1.38	%†
Portfolio turnover rate		221	%(d)	123%		162%	69%
Net assets at end of period (in 000's)		$58,345		$59,469		$54,956	$49,971
*		Commencement of operations.
†		Annualized.
(a)		Per share data based on average shares outstanding during the period.
(b)		Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)		Total investment return is not annualized.
(d)		The portfolio turnover rate not including mortgage dollar rolls was 218% for the year ended October 31, 2011.

		Year ended October 31,
Class A		2011		2010		2009		2008		2007
Net asset value at beginning of year	ABCDEFGHIJKLMOPQRSTUVWYZABCDEFGHIJ	$24.94	$$$	$22.09	$$$	$19.41	$$$	$28.42	$$$	$27.92
Net investment income (loss) (a)		0.34		0.35		0.27		0.46		0.49
Net realized and unrealized gain (loss) on investments		1.10		2.84		2.70		(7.26)		1.25
Total from investment operations		1.44		3.19		2.97		(6.80)		1.74
Less dividends and distributions:
From net investment income		(0.35)		(0.34)		(0.29)		(0.46)		(0.51)
From net realized gain on investments		—		—		—		(1.75)		(0.73)
Total dividends and distributions		(0.35)		(0.34)		(0.29)		(2.21)		(1.24)
Net asset value at end of year		$26.03		$24.94		$22.09		$19.41		$28.42
Total investment return (b)		5.79%		14.54%		15.52%		(25.84)%		6.34%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)		1.31%		1.47%		1.36%		1.87%		1.74%
Net expenses		1.19%		1.25%		1.27%		1.29%		1.28%
Expenses (before waiver/reimbursement)		1.19%		1.25%		1.31%		1.29%		1.28%
Portfolio turnover rate		221	%(c)	123%		162%		69%		68%
Net assets at end of year (in 000's)		$133,436		$152,963		$154,728		$173,834		$405,912
(a)		Per share data based on average shares outstanding during the year.
(b)		Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)		The portfolio turnover rate not including mortgage dollar rolls was 218% for the year ended October 31, 2011.

Financial Highlights

MainStay Balanced Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

		Year ended October 31,
Class B		2011		2010		2009		2008		2007
Net asset value at beginning of year	ABCDEFGHIJKLMOPQRSTUVWYZABCDEF	$24.87	$$$	$22.02	$$$	$19.35	$$$	$28.34	$$$	$27.84
Net investment income (loss) (a)		0.10		0.13		0.08		0.26		0.28
Net realized and unrealized gain (loss) on investments		1.10		2.84		2.69		(7.25)		1.24
Total from investment operations		1.20		2.97		2.77		(6.99)		1.52
Less dividends and distributions:
From net investment income		(0.10)		(0.12)		(0.10)		(0.25)		(0.29)
From net realized gain on investments		—		—		—		(1.75)		(0.73)
Total dividends and distributions		(0.10)		(0.12)		(0.10)		(2.00)		(1.02)
Net asset value at end of year		$25.97		$24.87		$22.02		$19.35		$28.34
Total investment return (b)		4.83%		13.50%		14.42%		(26.47)%		5.56%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)		0.37%		0.53%		0.39%		1.06%		0.99%
Net expenses		2.13%		2.19%		2.23%		2.10%		2.03%
Expenses (before waiver/reimbursement)		2.13%		2.19%		2.28%		2.10%		2.03%
Portfolio turnover rate		221	%(c)	123%		162%		69%		68%
Net assets at end of year (in 000's)		$61,438		$70,778		$74,932		$81,144		$145,919
(a)		Per share data based on average shares outstanding during the year.
(b)		Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)		The portfolio turnover rate not including mortgage dollar rolls was 218% for the year ended October 31, 2011.

		Year ended October 31,
Class C		2011		2010		2009		2008		2007
Net asset value at beginning of year	ABCDEFGHIJKLMOPQRSTUVWYZABCDEFGHIJ	$24.86	$$$	$22.01	$$$	$19.34	$$$	$28.33	$$$	$27.83
Net investment income (loss) (a)		0.10		0.13		0.08		0.26		0.28
Net realized and unrealized gain (loss) on investments		1.10		2.84		2.69		(7.25)		1.24
Total from investment operations		1.20		2.97		2.77		(6.99)		1.52
Less dividends and distributions:
From net investment income		(0.10)		(0.12)		(0.10)		(0.25)		(0.29)
From net realized gain on investments		—		—		—		(1.75)		(0.73)
Total dividends and distributions		(0.10)		(0.12)		(0.10)		(2.00)		(1.02)
Net asset value at end of year		$25.96		$24.86		$22.01		$19.34		$28.33
Total investment return (b)		4.83%		13.51%		14.43%		(26.48)%		5.56%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)		0.37%		0.53%		0.40%		1.06%		0.99%
Net expenses		2.13%		2.19%		2.23%		2.10%		2.03%
Expenses (before waiver/reimbursement)		2.13%		2.19%		2.28%		2.10%		2.03%
Portfolio turnover rate		221	%(c)	123%		162%		69%		68%
Net assets at end of year (in 000's)		$56,010		$62,892		$66,407		$79,423		$161,163
(a)		Per share data based on average shares outstanding during the year.
(b)		Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)		The portfolio turnover rate not including mortgage dollar rolls was 218% for the year ended October 31, 2011.

Financial Highlights

MainStay Balanced Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

		Year ended October 31,
Class I		2011		2010		2009		2008		2007
Net asset value at beginning of year	ABCDEFGHIJKLMOPQRSTUVWYZABCDEFGHIJ	$24.99	$$$	$22.12	$$$	$19.44	$$$	$28.47	$$$	$27.96
Net investment income (loss) (a)		0.41		0.41		0.33		0.55		0.60
Net realized and unrealized gain (loss) on investments		1.10		2.86		2.71		(7.28)		1.25
Total from investment operations		1.51		3.27		3.04		(6.73)		1.85
Less dividends and distributions:
From net investment income		(0.42)		(0.40)		(0.36)		(0.55)		(0.61)
From net realized gain on investments		—		—		—		(1.75)		(0.73)
Total dividends and distributions		(0.42)		(0.40)		(0.36)		(2.30)		(1.34)
Net asset value at end of year		$26.08		$24.99		$22.12		$19.44		$28.47
Total investment return (b)(c)		6.04%		14.90%		15.89%		(25.62)%		6.77%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)		1.56%		1.73%		1.65%		2.22%		2.10%
Net expenses		0.94%		1.00%		0.95%		0.94%		0.91%
Expenses (before waiver/reimbursement)		0.94%		1.00%		1.06%		1.01%		0.95%
Portfolio turnover rate		221	%(d)	123%		162%		69%		68%
Net assets at end of year (in 000's)		$208,772		$219,406		$208,393		$199,126		$410,355
(a)		Per share data based on average shares outstanding during the year.
(b)		Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)		Class I, R1, R2 and R3 shares are not subject to sales charges.
(d)		The portfolio turnover rate not including mortgage dollar rolls was 218% for the year ended October 31, 2011.

		Year ended October 31,
Class R1		2011		2010		2009		2008		2007
Net asset value at beginning of year	ABCDEFGHIJKLMOPQRSTUVWYZABCDEFGHIJ	$24.96	$$$	$22.10	$$$	$19.42	$$$	$28.44	$$$	$27.94
Net investment income (loss) (a)		0.38		0.39		0.30		0.53		0.57
Net realized and unrealized gain (loss) on investments		1.10		2.85		2.72		(7.28)		1.25
Total from investment operations		1.48		3.24		3.02		(6.75)		1.82
Less dividends and distributions:
From net investment income		(0.39)		(0.38)		(0.34)		(0.52)		(0.59)
From net realized gain on investments		—		—		—		(1.75)		(0.73)
Total dividends and distributions		(0.39)		(0.38)		(0.34)		(2.27)		(1.32)
Net asset value at end of year		$26.05		$24.96		$22.10		$19.42		$28.44
Total investment return (b)(c)		5.94%		14.75%		15.80%		(25.69)%		6.64%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)		1.46%		1.64%		1.53%		2.13%		2.02%
Net expenses		1.04%		1.10%		1.06%		1.04%		1.01%
Expenses (before waiver/reimbursement)		1.04%		1.10%		1.16%		1.11%		1.05%
Portfolio turnover rate		221	%(d)	123%		162%		69%		68%
Net assets at end of year (in 000's)		$20,337		$19,660		$31,039		$25,038		$69,474
(a)		Per share data based on average shares outstanding during the year.
(b)		Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)		Class I, R1, R2 and R3 shares are not subject to sales charges.
(d)		The portfolio turnover rate not including mortgage dollar rolls was 218% for the year ended October 31, 2011.

Financial Highlights

MainStay Balanced Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

		Year ended October 31,
Class R2		2011		2010		2009		2008		2007
Net asset value at beginning of year	ABCDEFGHIJKLMOPQRSTUVWYZABCDEFGHIJ	$24.94	$$$	$22.08	$$$	$19.41	$$$	$28.42	$$$	$27.91
Net investment income (loss) (a)		0.31		0.33		0.26		0.46		0.50
Net realized and unrealized gain (loss) on investments		1.10		2.85		2.70		(7.26)		1.25
Total from investment operations		1.41		3.18		2.96		(6.80)		1.75
Less dividends and distributions:
From net investment income		(0.32)		(0.32)		(0.29)		(0.46)		(0.51)
From net realized gain on investments		—		—		—		(1.75)		(0.73)
Total dividends and distributions		(0.32)		(0.32)		(0.29)		(2.21)		(1.24)
Net asset value at end of year		$26.03		$24.94		$22.08		$19.41		$28.42
Total investment return (b)(c)		5.68%		14.47%		15.45%		(25.86)%		6.40%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)		1.21%		1.38%		1.30%		1.87%		1.76%
Net expenses		1.29%		1.35%		1.31%		1.29%		1.26%
Expenses (before waiver/reimbursement)		1.29%		1.35%		1.41%		1.36%		1.30%
Portfolio turnover rate		221	%(d)	123%		162%		69%		68%
Net assets at end of year (in 000's)		$41,344		$41,429		$60,425		$54,849		$105,100
(a)		Per share data based on average shares outstanding during the year.
(b)		Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)		Class I, R1, R2 and R3 shares are not subject to sales charges.
(d)		The portfolio turnover rate not including mortgage dollar rolls was 218% for the year ended October 31, 2011.

		Year ended October 31,
Class R3		2011		2010		2009		2008		2007
Net asset value at beginning of year	ABCDEFGHIJKLMOPQRSTUVWYZABCDEFGHIJ	$24.93	$$$	$22.08	$$$	$19.41	$$$	$28.41	$$$	$27.91
Net investment income (loss) (a)		0.24		0.27		0.20		0.40		0.41
Net realized and unrealized gain (loss) on investments		1.12		2.84		2.71		(7.26)		1.26
Total from investment operations		1.36		3.11		2.91		(6.86)		1.67
Less dividends and distributions:
From net investment income		(0.26)		(0.26)		(0.24)		(0.39)		(0.44)
From net realized gain on investments		—		—		—		(1.75)		(0.73)
Total dividends and distributions		(0.26)		(0.26)		(0.24)		(2.14)		(1.17)
Net asset value at end of year		$26.03		$24.93		$22.08		$19.41		$28.41
Total investment return (b)(c)		5.47%		14.16%		15.17%		(26.02)%		6.10%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)		0.92%		1.12%		0.98%		1.62%		1.46%
Net expenses		1.54%		1.59%		1.56%		1.54%		1.52%
Expenses (before waiver/reimbursement)		1.54%		1.59%		1.65%		1.61%		1.56%
Portfolio turnover rate		221	%(d)	123%		162%		69%		68%
Net assets at end of year (in 000's)		$234		$168		$88		$45		$37
(a)		Per share data based on average shares outstanding during the year.
(b)		Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)		Class I, R1, R2 and R3 shares are not subject to sales charges.
(d)		The portfolio turnover rate not including mortgage dollar rolls was 218% for the year ended October 31, 2011.

Financial Highlights

Financial Highlights

No dealer, sales representative or any other person is authorized to give any information or to make any representations other than those contained in this Prospectus and in the Statement of Additional Information ("SAI"), in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Prospectus and the SAI do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer in such jurisdiction.

HOUSEHOLD MAILINGS AND E-DELIVERY

Each year you are automatically sent an updated Summary Prospectus and Annual and Semi-Annual Reports for the Funds. You may also occasionally receive proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents may be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, mainstayinvestments.com/edelivery. If you would like to opt out of household-based mailings, please call toll free 800-MAINSTAY (624-6782).

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides more details about the Funds. The current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMI-ANNUAL REPORTS

Provide additional information about the Funds' investments and include discussions of market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year or semi-annual period.

TO OBTAIN INFORMATION

More information about the Funds, including the SAI and the Annual/Semi-Annual Reports, is available, without charge, upon request. To obtain information, or for shareholder inquiries, call toll-free 800-MAINSTAY (624-6782), visit our website at mainstayinvestments.com, or write to NYLIFE Distributors LLC, Attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

You can also review and copy information about the Funds (including the SAI) by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-551-8090). This information is also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained by paying a duplicating fee and sending an e-mail to publicinfo@sec.gov or writing the SEC's Public Reference Section, Washington, DC 20549-0102.

NYLIFE Distributors LLC
169 Lackawanna Avenue
Parsippany, New Jersey 07054
NYLIFE Distributors LLC is the principal underwriter and distributor of the MainStay Funds

MainStay Investments is a registered service mark and name under which New York Life Investment Management LLC does business. MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, New York 10010, provides investment advisory products and services.

SEC File Number: 811-22321 (MainStay Funds Trust)

For more information call 800-MAINSTAY (624-6782) or visit our website at mainstayinvestments.com.

(NYLIM) NL MS01bu-05/12